First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
November 30, 2019 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 97.4%
	Capital Markets — 97.4%
50,751	Advent Convertible and Income Fund	$779,535
32,826	AllianzGI Convertible & Income 2024 Target	321,695
26,315	Apollo Tactical Income Fund, Inc.	385,515
101,806	Ares Dynamic Credit Allocation Fund, Inc.	1,504,693
42,418	Barings Global Short Duration High Yield Fund	691,838
29,011	BlackRock Corporate High Yield Fund, Inc.	324,053
35,366	BlackRock Income Trust, Inc.	212,903
32,723	BlackRock Multi-Sector Income Trust	561,527
52,832	BlackRock Science & Technology Trust	1,808,756
36,000	BlackRock Science & Technology Trust II	716,400
61,314	Blackstone / GSO Strategic Credit Fund	861,462
13,076	Central Securities Corp.	424,185
61,070	Cohen & Steers Infrastructure Fund, Inc.	1,619,576
76,054	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,871,689
77,642	DoubleLine Income Solutions Fund	1,543,523
13,838	Eaton Vance Enhanced Equity Income Fund	220,716
54,389	Eaton Vance Short Duration Diversified Income Fund	721,742
64,665	Eaton Vance Tax-Advantaged Dividend Income Fund	1,622,445
100,875	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,750,181
27,515	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	708,511
57,951	Gabelli Dividend & Income Trust (The)	1,220,448
22,705	General American Investors Co., Inc.	836,906
12,645	John Hancock Financial Opportunities Fund	448,012
55,397	John Hancock Tax-Advantaged Dividend Income Fund	1,513,446
13,076	KKR Income Opportunities Fund	200,455
16,444	Lazard Global Total Return and Income Fund, Inc.	261,789
43,691	Macquarie Global Infrastructure Total Return Fund, Inc.	1,063,876
19,267	Morgan Stanley China A Share Fund, Inc.	405,378
202,015	Nuveen Credit Strategies Income Fund	1,498,951
74,386	Nuveen Preferred & Income Opportunities Fund	763,200

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
36,178	Nuveen Real Asset Income and Growth Fund	$648,672
24,493	Nuveen Short Duration Credit Opportunities Fund	357,843
50,605	Nuveen Tax-Advantaged Dividend Growth Fund	880,021
86,445	PGIM Global High Yield Fund, Inc.	1,256,046
73,421	PIMCO Dynamic Credit and Mortgage Income Fund	1,876,641
42,517	Principal Real Estate Income Fund	906,462
21,145	Royce Micro-Cap Trust, Inc.	175,081
50,837	Royce Value Trust, Inc.	737,645
16,813	Source Capital, Inc.	639,398
41,564	Tekla Healthcare Investors	855,803
67,517	Tekla Healthcare Opportunities Fund	1,251,765
25,034	Tekla Life Sciences Investors	429,083
28,442	Templeton Emerging Markets Fund	436,869
38,960	Tortoise Pipeline & Energy Fund, Inc.	448,819
38,735	Tortoise Power and Energy Infrastructure Fund, Inc.	603,104
36,254	Tri-Continental Corp.	1,028,163
60,860	Western Asset Emerging Markets Debt Fund, Inc.	856,300
61,036	Western Asset High Income Opportunity Fund, Inc.	305,180
17,664	Western Asset Inflation-Linked Opportunities & Income Fund	196,689
	Total Closed-End Funds — 97.4%	40,752,990
	(Cost $39,568,409)

	Money Market Funds — 2.3%
963,319	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.52% (a)	963,319
	(Cost $963,319)

	Total Investments — 99.7%	41,716,309
	(Cost $40,531,728) (b)
	Net Other Assets and Liabilities — 0.3%	115,270
	Net Assets — 100.0%	$41,831,579

(a)	Rate shown reflects yield as of November 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,423,298 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,238,717. The net unrealized appreciation was $1,184,581.

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$40,752,990	$—	$—
Money Market Funds	963,319	—	—
Total Investments	$41,716,309	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
November 30, 2019 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 95.5%
	Capital Markets — 95.5%
11,598	BlackRock Florida Municipal 2020 Term Trust	$168,751
16,875	BlackRock Investment Quality Municipal Trust, Inc.	261,562
18,788	BlackRock Long-Term Municipal Advantage Trust	235,414
24,125	BlackRock Muni Intermediate Duration Fund, Inc.	339,680
16,556	BlackRock Municipal 2030 Target Term Trust	395,192
11,604	BlackRock Municipal Income Investment Quality Trust	166,053
15,671	BlackRock Municipal Income Trust	218,140
11,431	BlackRock Municipal Income Trust II	173,065
14,234	BlackRock MuniHoldings Investment Quality Fund	188,031
6,467	BlackRock MuniHoldings Quality Fund, Inc.	80,514
11,706	BlackRock MuniYield Quality Fund, Inc.	176,526
18,919	BlackRock MuniYield Quality Fund II, Inc.	245,746
23,697	BlackRock MuniYield Quality Fund III, Inc.	319,436
10,274	DTF Tax-Free Income, Inc.	149,795
12,753	Eaton Vance Municipal Income 2028 Term Trust	276,804
15,447	Eaton Vance Municipal Income Trust	198,957
11,841	Invesco Municipal Trust	145,052
6,647	Invesco Pennsylvania Value Municipal Income Trust	91,529
24,086	Invesco Quality Municipal Income Trust	302,279
12,700	Invesco Trust for Investment Grade Municipals	160,909
13,185	MainStay MacKay DefinedTerm Municipal Opportunities Fund	271,215
7,130	Neuberger Berman Municipal Fund, Inc.	111,371
27,166	Nuveen AMT-Free Municipal Credit Income Fund	438,731
30,719	Nuveen AMT-Free Quality Municipal Income Fund	433,138
20,631	Nuveen Enhanced Municipal Value Fund	303,397
6,344	Nuveen Intermediate Duration Municipal Term Fund	87,040
6,607	Nuveen Intermediate Duration Quality Municipal Term Fund	90,828
17,763	Nuveen Municipal 2021 Target Term Fund	173,012
19,115	Nuveen Municipal Credit Income Fund	309,281

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
4,624	Nuveen Municipal Credit Opportunities Fund	$70,701
19,911	Nuveen Municipal High Income Opportunity Fund	284,329
34,011	Nuveen Municipal Value Fund, Inc.	357,456
27,248	Nuveen Quality Municipal Income Fund	393,461
4,288	Nuveen Select Tax-Free Income Portfolio	69,080
21,302	Western Asset Intermediate Muni Fund, Inc.	196,200
3,998	Western Asset Municipal Defined Opportunity Trust, Inc.	84,638
8,408	Western Asset Municipal High Income Fund, Inc.	63,480
19,423	Western Asset Municipal Partners Fund, Inc.	293,676
	Total Closed-End Funds — 95.5%	8,324,469
	(Cost $8,244,595)

	Exchange-Traded Funds — 3.0%
	Capital Markets — 3.0%
4,092	VanEck Vectors High-Yield Municipal Index ETF	263,525
	(Cost $260,097)

	Total Investments — 98.5%	8,587,994
	(Cost $8,504,692) (a)
	Net Other Assets and Liabilities — 1.5%	129,981
	Net Assets — 100.0%	$8,717,975

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $179,709 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $96,407. The net unrealized appreciation was $83,302.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$8,324,469	$—	$—
Exchange-Traded Funds*	263,525	—	—
Total Investments	$8,587,994	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.8%
	Aerospace & Defense — 3.2%
335	Boeing (The) Co.	$122,670
713	General Dynamics Corp.	129,581
328	Lockheed Martin Corp.	128,258
648	Raytheon Co.	140,888
953	United Technologies Corp.	141,368
		662,765

	Air Freight & Logistics — 1.3%
884	FedEx Corp.	141,484
1,072	United Parcel Service, Inc., Class B	128,351
		269,835

	Airlines — 0.7%
2,015	Alaska Air Group, Inc.	139,055

	Automobiles — 1.3%
14,448	Ford Motor Co.	130,899
3,605	General Motors Co.	129,780
		260,679

	Banks — 4.9%
4,485	Bank of America Corp.	149,440
1,875	Citigroup, Inc.	140,850
1,109	JPMorgan Chase & Co.	146,122
8,322	People’s United Financial, Inc.	137,313
2,350	U.S. Bancorp	141,070
2,575	Wells Fargo & Co.	140,235
2,958	Zions Bancorp N.A.	147,249
		1,002,279

	Beverages — 1.2%
2,302	Coca-Cola (The) Co.	122,927
890	PepsiCo, Inc.	120,888
		243,815

	Biotechnology — 2.9%
1,689	AbbVie, Inc.	148,176
646	Amgen, Inc.	151,629
558	Biogen, Inc. (a)	167,294
2,004	Gilead Sciences, Inc.	134,749
		601,848

	Building Products — 1.4%
2,776	A.O. Smith Corp.	134,359
2,286	Fortune Brands Home & Security, Inc.	144,612
		278,971

	Capital Markets — 3.6%
1,670	Affiliated Managers Group, Inc.	142,568
2,931	Bank of New York Mellon (The) Corp.	143,531
297	BlackRock, Inc.	146,988
632	Goldman Sachs Group (The), Inc.	139,893

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
3,105	Morgan Stanley	$153,636
		726,616

	Chemicals — 2.5%
1,876	Albemarle Corp.	122,653
2,757	Dow, Inc.	147,141
1,845	DuPont de Nemours, Inc.	119,574
6,320	Mosaic (The) Co.	120,396
		509,764

	Communications Equipment — 1.9%
2,648	Cisco Systems, Inc.	119,981
944	F5 Networks, Inc. (a)	137,550
5,297	Juniper Networks, Inc.	132,743
		390,274

	Construction & Engineering — 0.7%
3,441	Quanta Services, Inc.	143,283

	Consumer Finance — 1.4%
1,106	American Express Co.	132,853
1,457	Capital One Financial Corp.	145,714
		278,567

	Containers & Packaging — 2.7%
1,135	Avery Dennison Corp.	147,970
1,222	Packaging Corp. of America	136,742
3,135	Sealed Air Corp.	118,284
3,737	WestRock Co.	150,713
		553,709

	Diversified Consumer Services — 0.6%
5,323	H&R Block, Inc.	129,775

	Diversified Financial Services — 0.7%
612	Berkshire Hathaway, Inc., Class B (a)	134,824

	Diversified Telecommunication Services — 1.2%
3,344	AT&T, Inc.	124,998
2,099	Verizon Communications, Inc.	126,444
		251,442

	Electric Utilities — 2.9%
1,302	Duke Energy Corp.	114,797
2,598	Exelon Corp.	115,351
539	NextEra Energy, Inc.	126,029
1,296	Pinnacle West Capital Corp.	113,258
2,026	Southern (The) Co.	125,592
		595,027

	Electrical Equipment — 0.7%
1,943	Emerson Electric Co.	143,510

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)

	Electronic Equipment, Instruments & Components — 1.3%
2,451	FLIR Systems, Inc.	$131,275
964	IPG Photonics Corp. (a)	136,975
		268,250

	Energy Equipment & Services — 1.3%
3,271	Helmerich & Payne, Inc.	129,303
3,897	Schlumberger Ltd.	141,071
		270,374

	Entertainment — 1.4%
473	Netflix, Inc. (a)	148,834
966	Walt Disney (The) Co.	146,426
		295,260

	Equity Real Estate Investment Trusts — 6.1%
2,352	Apartment Investment & Management Co., Class A	126,467
3,638	Duke Realty Corp.	127,985
914	Federal Realty Investment Trust	120,712
3,825	Iron Mountain, Inc.	122,859
6,071	Kimco Realty Corp.	131,255
4,275	Macerich (The) Co.	115,126
1,813	Regency Centers Corp.	117,917
834	Simon Property Group, Inc.	126,109
1,560	SL Green Realty Corp.	133,115
1,970	Vornado Realty Trust	127,203
		1,248,748

	Food & Staples Retailing — 2.0%
433	Costco Wholesale Corp.	129,818
2,369	Walgreens Boots Alliance, Inc.	141,192
1,068	Walmart, Inc.	127,188
		398,198

	Food Products — 1.3%
4,719	Kraft Heinz (The) Co.	143,929
2,272	Mondelez International, Inc., Class A	119,371
		263,300

	Health Care Equipment & Supplies — 2.6%
1,530	Abbott Laboratories	130,738
757	ABIOMED, Inc. (a)	148,508
898	Danaher Corp.	131,090
1,158	Medtronic PLC	128,990
		539,326

	Health Care Providers & Services — 1.5%
2,043	CVS Health Corp.	153,777

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
577	UnitedHealth Group, Inc.	$161,485
		315,262

	Hotels, Restaurants & Leisure — 1.2%
595	McDonald’s Corp.	115,716
1,470	Starbucks Corp.	125,582
		241,298

	Household Durables — 0.8%
3,226	Leggett & Platt, Inc.	168,784

	Household Products — 1.2%
1,739	Colgate-Palmolive Co.	117,939
1,014	Procter & Gamble (The) Co.	123,769
		241,708

	Independent Power and Renewable Electricity Producers — 1.4%
7,835	AES Corp.	148,160
3,227	NRG Energy, Inc.	128,209
		276,369

	Industrial Conglomerates — 2.2%
805	3M Co.	136,665
14,689	General Electric Co.	165,545
771	Honeywell International, Inc.	137,662
		439,872

	Insurance — 3.3%
1,176	Allstate (The) Corp.	130,948
2,342	American International Group, Inc.	123,330
1,013	Assurant, Inc.	134,597
2,794	MetLife, Inc.	139,448
4,713	Unum Group	144,878
		673,201

	Interactive Media & Services — 1.4%
105	Alphabet, Inc., Class A (a)	136,929
700	Facebook, Inc., Class A (a)	141,148
		278,077

	Internet & Direct Marketing Retail — 1.2%
72	Amazon.com, Inc. (a)	129,658
65	Booking Holdings, Inc. (a)	123,762
		253,420

	IT Services — 4.6%
670	Accenture PLC, Class A	134,777
1,034	Alliance Data Systems Corp.	110,545
4,599	DXC Technology Co.	171,681
879	International Business Machines Corp.	118,182

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
465	Mastercard, Inc., Class A	$135,887
1,233	PayPal Holdings, Inc. (a)	133,176
718	Visa, Inc., Class A	132,478
		936,726

	Machinery — 2.2%
1,044	Caterpillar, Inc.	151,098
2,871	Flowserve Corp.	139,818
3,476	Pentair PLC	154,160
		445,076

	Media — 1.3%
300	Charter Communications, Inc., Class A (a)	141,003
2,821	Comcast Corp., Class A	124,547
		265,550

	Multiline Retail — 2.1%
8,633	Macy’s, Inc.	132,258
3,897	Nordstrom, Inc.	148,748
1,173	Target Corp.	146,637
		427,643

	Multi-Utilities — 0.5%
4,230	NiSource, Inc.	111,883

	Oil, Gas & Consumable Fuels — 3.7%
1,107	Chevron Corp.	129,663
2,740	Cimarex Energy Co.	125,958
2,349	ConocoPhillips	140,799
1,842	Exxon Mobil Corp.	125,495
6,121	Kinder Morgan, Inc.	120,033
2,904	Occidental Petroleum Corp.	112,007
		753,955

	Pharmaceuticals — 5.3%
740	Allergan PLC	136,856
2,510	Bristol-Myers Squibb Co.	142,919
1,156	Eli Lilly and Co.	135,657
945	Johnson & Johnson	129,928
1,498	Merck & Co., Inc.	130,596
7,079	Nektar Therapeutics (a)	143,633
2,388	Perrigo Co., PLC	122,337
3,526	Pfizer, Inc.	135,821
		1,077,747

	Professional Services — 0.7%
2,368	Robert Half International, Inc.	137,818

	Road & Rail — 0.7%
814	Union Pacific Corp.	143,256

	Semiconductors & Semiconductor Equipment — 2.7%
2,499	Intel Corp.	145,067

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
694	NVIDIA Corp.	$150,418
1,655	QUALCOMM, Inc.	138,275
964	Texas Instruments, Inc.	115,882
		549,642

	Software — 2.0%
456	Adobe, Inc. (a)	141,146
911	Microsoft Corp.	137,907
2,319	Oracle Corp.	130,189
		409,242

	Specialty Retail — 1.9%
551	Home Depot (The), Inc.	121,501
6,844	L Brands, Inc.	130,994
1,169	Lowe’s Cos., Inc.	137,136
		389,631

	Technology Hardware, Storage & Peripherals — 1.6%
565	Apple, Inc.	150,996
4,282	Xerox Holdings Corp.	166,698
		317,694

	Textiles, Apparel & Luxury Goods — 2.1%
4,266	Capri Holdings Ltd. (a)	158,439
1,346	NIKE, Inc., Class B	125,838
1,377	Ralph Lauren Corp.	147,807
		432,084

	Tobacco — 1.4%
3,054	Altria Group, Inc.	151,784
1,613	Philip Morris International, Inc.	133,766
		285,550
	Total Common Stocks — 98.8%	20,170,982
	(Cost $19,251,460)

	Money Market Funds — 1.0%
200,119	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.52% (b)	200,119
	(Cost $200,119)

	Total Investments — 99.8%	20,371,101
	(Cost $19,451,579) (c)
	Net Other Assets and Liabilities — 0.2%	42,994
	Net Assets — 100.0%	$20,414,095

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,858,461 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $938,939. The net unrealized appreciation was $919,522.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,170,982	$—	$—
Money Market Funds	200,119	—	—
Total Investments	$20,371,101	$—	$—

* See Portfolio of Investments for industry breakout.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.8%
	Aerospace & Defense — 3.2%
495	Boeing (The) Co.	$181,259
1,048	General Dynamics Corp.	190,464
482	Lockheed Martin Corp.	188,476
955	Raytheon Co.	207,636
1,402	United Technologies Corp.	207,973
		975,808

	Air Freight & Logistics — 1.3%
1,299	FedEx Corp.	207,905
1,576	United Parcel Service, Inc., Class B	188,694
		396,599

	Airlines — 0.7%
2,971	Alaska Air Group, Inc.	205,029

	Automobiles — 1.3%
21,289	Ford Motor Co.	192,878
5,305	General Motors Co.	190,980
		383,858

	Banks — 4.9%
6,605	Bank of America Corp.	220,079
2,761	Citigroup, Inc.	207,406
1,632	JPMorgan Chase & Co.	215,032
12,231	People’s United Financial, Inc.	201,812
3,461	U.S. Bancorp	207,764
3,791	Wells Fargo & Co.	206,458
4,353	Zions Bancorp N.A.	216,692
		1,475,243

	Beverages — 1.2%
3,386	Coca-Cola (The) Co.	180,813
1,310	PepsiCo, Inc.	177,937
		358,750

	Biotechnology — 2.9%
2,485	AbbVie, Inc.	218,009
951	Amgen, Inc.	223,219
820	Biogen, Inc. (a)	245,844
2,952	Gilead Sciences, Inc.	198,492
		885,564

	Building Products — 1.4%
4,079	A.O. Smith Corp.	197,424
3,362	Fortune Brands Home & Security, Inc.	212,680
		410,104

	Capital Markets — 3.6%
2,453	Affiliated Managers Group, Inc.	209,413
4,314	Bank of New York Mellon (The) Corp.	211,257
437	BlackRock, Inc.	216,276
930	Goldman Sachs Group (The), Inc.	205,855

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
4,574	Morgan Stanley	$226,321
		1,069,122

	Chemicals — 2.5%
2,762	Albemarle Corp.	180,579
4,059	Dow, Inc.	216,629
2,712	DuPont de Nemours, Inc.	175,765
9,295	Mosaic (The) Co.	177,070
		750,043

	Communications Equipment — 1.9%
3,900	Cisco Systems, Inc.	176,709
1,390	F5 Networks, Inc. (a)	202,537
7,791	Juniper Networks, Inc.	195,242
		574,488

	Construction & Engineering — 0.7%
5,068	Quanta Services, Inc.	211,032

	Consumer Finance — 1.4%
1,629	American Express Co.	195,676
2,145	Capital One Financial Corp.	214,522
		410,198

	Containers & Packaging — 2.7%
1,671	Avery Dennison Corp.	217,848
1,799	Packaging Corp. of America	201,308
4,614	Sealed Air Corp.	174,086
5,492	WestRock Co.	221,493
		814,735

	Diversified Consumer Services — 0.6%
7,835	H&R Block, Inc.	191,017

	Diversified Financial Services — 0.7%
900	Berkshire Hathaway, Inc., Class B (a)	198,270

	Diversified Telecommunication Services — 1.2%
4,920	AT&T, Inc.	183,910
3,088	Verizon Communications, Inc.	186,021
		369,931

	Electric Utilities — 2.9%
1,915	Duke Energy Corp.	168,846
3,824	Exelon Corp.	169,786
792	NextEra Energy, Inc.	185,185
1,905	Pinnacle West Capital Corp.	166,478
2,983	Southern (The) Co.	184,916
		875,211

	Electrical Equipment — 0.7%
2,862	Emerson Electric Co.	211,387

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.3%
3,608	FLIR Systems, Inc.	$193,244
1,420	IPG Photonics Corp. (a)	201,768
		395,012

	Energy Equipment & Services — 1.3%
4,817	Helmerich & Payne, Inc.	190,416
5,737	Schlumberger Ltd.	207,679
		398,095

	Entertainment — 1.4%
695	Netflix, Inc. (a)	218,689
1,423	Walt Disney (The) Co.	215,698
		434,387

	Equity Real Estate Investment Trusts — 6.1%
3,464	Apartment Investment & Management Co., Class A	186,259
5,356	Duke Realty Corp.	188,424
1,344	Federal Realty Investment Trust	177,502
5,619	Iron Mountain, Inc.	180,482
8,944	Kimco Realty Corp.	193,369
6,288	Macerich (The) Co.	169,336
2,668	Regency Centers Corp.	173,527
1,229	Simon Property Group, Inc.	185,837
2,293	SL Green Realty Corp.	195,662
2,900	Vornado Realty Trust	187,253
		1,837,651

	Food & Staples Retailing — 2.0%
639	Costco Wholesale Corp.	191,578
3,491	Walgreens Boots Alliance, Inc.	208,064
1,574	Walmart, Inc.	187,448
		587,090

	Food Products — 1.3%
6,946	Kraft Heinz (The) Co.	211,853
3,345	Mondelez International, Inc., Class A	175,746
		387,599

	Health Care Equipment & Supplies — 2.6%
2,256	Abbott Laboratories	192,775
1,117	ABIOMED, Inc. (a)	219,133
1,323	Danaher Corp.	193,132
1,705	Medtronic PLC	189,920
		794,960

	Health Care Providers & Services — 1.5%
3,011	CVS Health Corp.	226,638
848	UnitedHealth Group, Inc.	237,330
		463,968

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 1.2%
876	McDonald’s Corp.	$170,365
2,161	Starbucks Corp.	184,614
		354,979

	Household Durables — 0.8%
4,748	Leggett & Platt, Inc.	248,415

	Household Products — 1.2%
2,561	Colgate-Palmolive Co.	173,687
1,490	Procter & Gamble (The) Co.	181,869
		355,556

	Independent Power and Renewable Electricity Producers — 1.4%
11,535	AES Corp.	218,127
4,751	NRG Energy, Inc.	188,757
		406,884

	Industrial Conglomerates — 2.2%
1,184	3M Co.	201,008
21,616	General Electric Co.	243,612
1,136	Honeywell International, Inc.	202,833
		647,453

	Insurance — 3.3%
1,731	Allstate (The) Corp.	192,747
3,445	American International Group, Inc.	181,414
1,489	Assurant, Inc.	197,843
4,112	MetLife, Inc.	205,230
6,929	Unum Group	212,997
		990,231

	Interactive Media & Services — 1.4%
154	Alphabet, Inc., Class A (a)	200,830
1,032	Facebook, Inc., Class A (a)	208,092
		408,922

	Internet & Direct Marketing Retail — 1.2%
108	Amazon.com, Inc. (a)	194,486
94	Booking Holdings, Inc. (a)	178,979
		373,465

	IT Services — 4.6%
985	Accenture PLC, Class A	198,143
1,520	Alliance Data Systems Corp.	162,503
6,772	DXC Technology Co.	252,799
1,294	International Business Machines Corp.	173,978
686	Mastercard, Inc., Class A	200,470
1,815	PayPal Holdings, Inc. (a)	196,038
1,059	Visa, Inc., Class A	195,396
		1,379,327

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.2%
1,537	Caterpillar, Inc.	$222,450
4,223	Flowserve Corp.	205,660
5,119	Pentair PLC	227,028
		655,138

	Media — 1.3%
442	Charter Communications, Inc., Class A (a)	207,744
4,154	Comcast Corp., Class A	183,399
		391,143

	Multiline Retail — 2.1%
12,745	Macy’s, Inc.	195,253
5,744	Nordstrom, Inc.	219,249
1,727	Target Corp.	215,892
		630,394

	Multi-Utilities — 0.5%
6,224	NiSource, Inc.	164,625

	Oil, Gas & Consumable Fuels — 3.7%
1,629	Chevron Corp.	190,805
4,028	Cimarex Energy Co.	185,167
3,458	ConocoPhillips	207,272
2,714	Exxon Mobil Corp.	184,905
9,018	Kinder Morgan, Inc.	176,843
4,272	Occidental Petroleum Corp.	164,771
		1,109,763

	Pharmaceuticals — 5.3%
1,090	Allergan PLC	201,585
3,696	Bristol-Myers Squibb Co.	210,450
1,701	Eli Lilly and Co.	199,612
1,392	Johnson & Johnson	191,386
2,205	Merck & Co., Inc.	192,232
10,392	Nektar Therapeutics (a)	210,854
3,517	Perrigo Co., PLC	180,176
5,190	Pfizer, Inc.	199,919
		1,586,214

	Professional Services — 0.7%
3,483	Robert Half International, Inc.	202,711

	Road & Rail — 0.7%
1,200	Union Pacific Corp.	211,188

	Semiconductors & Semiconductor Equipment — 2.7%
3,678	Intel Corp.	213,508
1,023	NVIDIA Corp.	221,725
2,435	QUALCOMM, Inc.	203,444
1,421	Texas Instruments, Inc.	170,819
		809,496

Shares	Description	Value

	Common Stocks (Continued)
	Software — 2.0%
673	Adobe, Inc. (a)	$208,314
1,341	Microsoft Corp.	203,000
3,414	Oracle Corp.	191,662
		602,976

	Specialty Retail — 1.9%
812	Home Depot (The), Inc.	179,054
10,093	L Brands, Inc.	193,180
1,722	Lowe’s Cos., Inc.	202,008
		574,242

	Technology Hardware, Storage & Peripherals — 1.6%
833	Apple, Inc.	222,619
6,295	Xerox Holdings Corp.	245,065
		467,684

	Textiles, Apparel & Luxury Goods — 2.1%
6,278	Capri Holdings Ltd. (a)	233,165
1,983	NIKE, Inc., Class B	185,391
2,027	Ralph Lauren Corp.	217,578
		636,134

	Tobacco — 1.4%
4,495	Altria Group, Inc.	223,401
2,373	Philip Morris International, Inc.	196,793
		420,194
	Total Common Stocks — 98.8%	29,692,285
	(Cost $28,442,110)

	Money Market Funds — 1.0%
292,166	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.52% (b)	292,166
	(Cost $292,166)

	Total Investments — 99.8%	29,984,451
	(Cost $28,734,276) (c)
	Net Other Assets and Liabilities — 0.2%	65,543
	Net Assets — 100.0%	$30,049,994

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,566,461 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,316,286. The net unrealized appreciation was $1,250,175.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$29,692,285	$—	$—
Money Market Funds	292,166	—	—
Total Investments	$29,984,451	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 36.7%

$13,648,000	U.S. Treasury Bond	2.25%	08/15/49	$13,782,081
58,635,000	U.S. Treasury Bond	2.38%	11/15/49	60,875,040
8,719,740	U.S. Treasury Inflation Indexed Bond (a)	1.00%	02/15/49	9,897,378
1,513,834	U.S. Treasury Inflation Indexed Note (a)	0.13%	07/15/24	1,513,348
6,199,522	U.S. Treasury Inflation Indexed Note (a)	0.13%	10/15/24	6,202,376
7,739,916	U.S. Treasury Inflation Indexed Note (a)	0.25%	07/15/29	7,802,166
72,065,000	U.S. Treasury Note	1.50%	09/30/21	71,890,467
90,308,000	U.S. Treasury Note	1.50%	10/31/21	90,103,396
54,020,000	U.S. Treasury Note	1.50%	09/30/24	53,693,981
45,420,000	U.S. Treasury Note	1.50%	10/31/24	45,142,335
38,405,000	U.S. Treasury Note	1.50%	11/30/24	38,189,722
31,003,000	U.S. Treasury Note	1.63%	08/15/29	30,548,854
4,960,000	U.S. Treasury Note	1.75%	11/15/29	4,947,794
	Total U.S. Government Bonds and Notes			434,588,938
	(Cost $432,245,910)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.0%
	Collateralized Mortgage Obligations — 2.7%
	Federal Home Loan Mortgage Corporation
245,536	Series 2017-4656, Class EZ	4.00%	02/15/47	274,190
	Federal National Mortgage Association
3,277,713	Series 2012-20, Class ZT	3.50%	03/25/42	3,436,072
2,907,296	Series 2012-84, Class VZ	3.50%	08/25/42	3,071,813
1,345,323	Series 2018-38, Class PA	3.50%	06/25/47	1,391,694
3,619,428	Series 2018-43, Class CT	3.00%	06/25/48	3,651,948
1,534,500	Series 2018-86, Class JA	4.00%	05/25/47	1,577,704
656,734	Series 2018-94, Class KD	3.50%	12/25/48	679,364
789,115	Series 2019-1, Class KP	3.25%	02/25/49	812,891
1,098,667	Series 2019-20, Class BA	3.50%	02/25/48	1,126,936
343,954	Series 2019-52, Class PA	3.00%	09/25/49	348,750
5,567,102	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (b)	2.16%	11/25/49	5,552,126
	Government National Mortgage Association
612,043	Series 2018-115, Class DE	3.50%	08/20/48	633,971
570,520	Series 2018-124, Class NW	3.50%	09/20/48	594,694
3,287,162	Series 2019-12, Class QA	3.50%	09/20/48	3,327,360
930,066	Series 2019-71, Class PT	3.00%	06/20/49	944,250
4,425,122	Series 2019-119, Class JE	3.00%	09/20/49	4,489,104
				31,912,867
	Commercial Mortgage-Backed Securities — 1.1%
	Federal National Mortgage Association
1,245,000	Series 2018-M1, Class A2 (c)	3.08%	12/25/27	1,304,811
	Freddie Mac Multifamily Structured Pass-Through Certificates
5,150,000	Series 2014-K038, Class A2	3.39%	03/25/24	5,439,572
83,667	Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (b)	2.41%	03/25/26	83,707
312,109	Series 2017-KJ18, Class A1	2.46%	03/25/22	314,398
1,034,749	Series 2017-Q006, Class APT2 (b)	2.49%	09/25/26	1,095,994
1,250,000	Series 2018-K155, Class A2	3.75%	11/25/32	1,400,501
1,520,000	Series 2018-K157, Class A2 (b)	3.99%	05/25/33	1,740,561
1,000,000	Series 2018-K158, Class A2 (b)	3.90%	12/25/30	1,135,728

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass-Through Certificates (Continued)
$695,000	Series 2018-K158, Class A3 (b)	3.90%	10/25/33	$799,267
				13,314,539
	Pass-through Securities — 29.2%
	Federal Home Loan Mortgage Corporation
242,525	Pool C91981	3.00%	02/01/38	247,966
150,654	Pool G07961	3.50%	03/01/45	158,251
163,720	Pool G08692	3.00%	02/01/46	167,810
4,838,394	Pool G08715	3.00%	08/01/46	4,959,438
95,562	Pool G08721	3.00%	09/01/46	98,085
1,103,443	Pool G08726	3.00%	10/01/46	1,131,082
2,575,985	Pool G08732	3.00%	11/01/46	2,640,508
1,189,770	Pool G08737	3.00%	12/01/46	1,219,572
363,613	Pool G08738	3.50%	12/01/46	378,423
617,964	Pool G08741	3.00%	01/01/47	633,442
398,679	Pool G08747	3.00%	02/01/47	408,660
382,339	Pool G08748	3.50%	02/01/47	398,350
1,301,791	Pool G08750	3.00%	03/01/47	1,332,414
573,641	Pool G08766	3.50%	06/01/47	595,804
1,413,771	Pool G08788	3.50%	11/01/47	1,465,767
3,710,700	Pool G08791	3.00%	12/01/47	3,785,547
1,269,297	Pool G08795	3.00%	01/01/48	1,296,619
651,986	Pool G08800	3.50%	02/01/48	676,834
1,322,348	Pool G08816	3.50%	06/01/48	1,365,259
260,310	Pool G08833	5.00%	07/01/48	278,472
49,077	Pool G08838	5.00%	09/01/48	52,463
1,053,271	Pool G08843	4.50%	10/01/48	1,109,205
230,376	Pool G08844	5.00%	10/01/48	246,411
670,141	Pool G08849	5.00%	11/01/48	716,956
854,641	Pool G16085	2.50%	02/01/32	867,802
613,694	Pool G16350	2.50%	10/01/32	623,541
927,290	Pool G16396	3.50%	02/01/33	964,684
2,522,127	Pool G16524	3.50%	05/01/33	2,636,135
988,898	Pool G16598	2.50%	12/01/31	1,003,842
2,728,939	Pool G18622	2.50%	12/01/31	2,762,551
317,252	Pool G18670	3.00%	12/01/32	326,019
112,676	Pool G18691	3.00%	06/01/33	115,771
402,990	Pool G18713	3.50%	11/01/33	418,363
797,176	Pool G60080	3.50%	06/01/45	842,784
519,022	Pool G60440	3.50%	03/01/46	548,707
1,773,195	Pool G60582	3.50%	05/01/46	1,859,865
1,348,846	Pool G60658	3.50%	07/01/46	1,433,686
849,381	Pool G61556	3.50%	08/01/48	890,257
1,518,122	Pool G67700	3.50%	08/01/46	1,604,957
719,857	Pool G67703	3.50%	04/01/47	761,015
9,082,307	Pool G67706	3.50%	12/01/47	9,601,612
2,760,001	Pool G67707	3.50%	01/01/48	2,937,818
2,717,334	Pool G67708	3.50%	03/01/48	2,851,207
3,229,673	Pool G67709	3.50%	03/01/48	3,404,400
3,149,154	Pool G67710	3.50%	03/01/48	3,288,848
4,621,934	Pool G67714	4.00%	07/01/48	4,934,538
6,452,245	Pool G67717	4.00%	11/01/48	6,887,735

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,008,109	Pool G67718	4.00%	01/01/49	$2,130,221
343,740	Pool Q44452	3.00%	11/01/46	352,349
928,387	Pool Q50135	3.50%	08/01/47	963,334
19,534,887	Pool SD8016	3.00%	10/01/49	19,846,675
531,189	Pool U90772	3.50%	01/01/43	557,857
1,677,604	Pool WA3208	3.98%	04/01/34	1,911,234
1,831,598	Pool ZA4692	3.50%	06/01/46	1,914,887
844,202	Pool ZM0063	4.00%	08/01/45	896,327
1,486,582	Pool ZS9844	3.50%	07/01/46	1,554,152
4,471,688	Pool ZT0277	3.50%	10/01/46	4,674,620
1,879,277	Pool ZT0536	3.50%	03/01/48	1,970,742
1,144,644	Pool ZT0542	4.00%	07/01/48	1,221,349
405,200	Pool ZT1403	3.50%	11/01/33	420,498
4,006,704	Pool ZT1703	4.00%	01/01/49	4,247,857
	Federal National Mortgage Association
6,766,177	Pool AL8825	3.50%	06/01/46	7,104,117
878,013	Pool AM1619	2.34%	12/01/22	885,519
114,247	Pool AM5673	3.65%	04/01/23	119,957
1,600,000	Pool AM6501	3.32%	08/01/26	1,715,898
116,689	Pool AM7122	3.61%	11/01/34	129,442
92,031	Pool AM7817	3.31%	01/01/27	98,477
42,218	Pool AN0550	3.63%	02/01/31	46,650
119,685	Pool AN2786	2.76%	09/01/36	120,152
201,043	Pool AN4665	3.49%	02/01/32	220,735
4,500,000	Pool AN5942	3.10%	07/01/32	4,759,219
786,704	Pool AN7227	3.20%	10/01/29	842,514
700,000	Pool AN7274	3.10%	11/01/29	749,306
1,665,000	Pool AN9186	3.47%	04/01/27	1,782,263
1,966,098	Pool AN9454	3.60%	04/01/27	2,124,016
3,524,000	Pool AN9924	3.65%	07/01/30	3,886,956
998,145	Pool AS6620	3.50%	02/01/46	1,043,475
316,324	Pool AS9334	3.00%	03/01/32	324,854
419,013	Pool AS9749	4.00%	06/01/47	439,676
342,293	Pool BD7081	4.00%	03/01/47	359,575
3,527,888	Pool BJ2692	3.50%	04/01/48	3,654,891
1,750,000	Pool BL0844	3.87%	02/01/29	1,961,886
1,186,252	Pool BL3555	2.99%	01/01/27	1,233,275
2,483,000	Pool BL3725	2.28%	10/01/29	2,480,243
2,179,890	Pool BM1903	3.50%	08/01/47	2,303,227
984,649	Pool BM2000	3.50%	05/01/47	1,023,168
2,365,025	Pool BM3260	3.50%	01/01/48	2,467,050
1,177,341	Pool BM4299	3.00%	03/01/30	1,206,353
1,167,372	Pool BM4304	3.00%	02/01/30	1,198,952
1,784,200	Pool BM4472	3.50%	07/01/48	1,878,494
1,106,943	Pool CA0907	3.50%	12/01/47	1,157,234
993,480	Pool CA0996	3.50%	01/01/48	1,043,973
7,418,579	Pool CA1182	3.50%	02/01/48	7,763,627
2,376,499	Pool CA1187	3.50%	02/01/48	2,468,182
1,493,662	Pool CA1710	4.50%	05/01/48	1,572,390
975,224	Pool CA1711	4.50%	05/01/48	1,026,672
648,035	Pool CA2208	4.50%	08/01/48	681,917
1,203,527	Pool CA2327	4.00%	09/01/48	1,291,520

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,774,346	Pool FM1134	3.00%	04/01/48	$1,816,240
681,812	Pool MA1146	4.00%	08/01/42	724,309
946,401	Pool MA1373	3.50%	03/01/43	993,263
296,895	Pool MA2145	4.00%	01/01/45	314,312
1,568,211	Pool MA2670	3.00%	07/01/46	1,606,453
1,385,849	Pool MA2806	3.00%	11/01/46	1,419,713
46,328	Pool MA2896	3.50%	02/01/47	48,148
2,096,906	Pool MA3057	3.50%	07/01/47	2,173,985
899,409	Pool MA3088	4.00%	08/01/47	943,338
644,824	Pool MA3147	3.00%	10/01/47	658,281
1,927,752	Pool MA3210	3.50%	12/01/47	1,999,111
242,534	Pool MA3238	3.50%	01/01/48	251,294
1,778,828	Pool MA3239	4.00%	01/01/48	1,862,080
943,772	Pool MA3276	3.50%	02/01/48	976,934
646,302	Pool MA3336	3.50%	04/01/38	673,001
512,589	Pool MA3410	3.50%	07/01/33	531,776
981,354	Pool MA3537	4.50%	12/01/48	1,031,009
10,371,975	Pool MA3834	3.00%	11/01/49	10,525,931
4,955,819	Pool MA3846	3.00%	11/01/49	4,988,433
32,350,000	Pool TBA (d)	2.50%	05/25/34	32,637,536
1,075,000	Pool TBA (d)	5.00%	10/25/48	1,149,473
17,800,000	Pool TBA (d)	3.00%	05/25/49	18,052,398
4,275,000	Pool TBA (d)	2.50%	07/25/49	4,232,250
	Government National Mortgage Association
435,128	Pool MA1157	3.50%	07/20/43	460,782
625,880	Pool MA3521	3.50%	03/20/46	654,427
459,611	Pool MA4069	3.50%	11/20/46	479,114
263,816	Pool MA4195	3.00%	01/20/47	272,489
327,727	Pool MA4196	3.50%	01/20/47	340,795
150,897	Pool MA4453	4.50%	05/20/47	158,651
166,898	Pool MA4586	3.50%	07/20/47	173,134
1,073,276	Pool MA4588	4.50%	07/20/47	1,137,471
2,705,203	Pool MA4651	3.00%	08/20/47	2,789,181
1,526,416	Pool MA4652	3.50%	08/20/47	1,585,728
1,548,812	Pool MA4719	3.50%	09/20/47	1,607,178
168,144	Pool MA4722	5.00%	09/20/47	180,413
139,279	Pool MA4777	3.00%	10/20/47	143,460
3,832,315	Pool MA4778	3.50%	10/20/47	3,978,565
3,388,618	Pool MA4836	3.00%	11/20/47	3,487,512
3,704,891	Pool MA4837	3.50%	11/20/47	3,845,350
1,276,399	Pool MA4838	4.00%	11/20/47	1,339,015
217,136	Pool MA4901	4.00%	12/20/47	227,582
888,650	Pool MA4961	3.00%	01/20/48	915,078
1,379,937	Pool MA4962	3.50%	01/20/48	1,430,013
2,071,269	Pool MA4963	4.00%	01/20/48	2,155,861
1,184,685	Pool MA5078	4.00%	03/20/48	1,236,264
2,688,519	Pool MA5136	3.50%	04/20/48	2,781,483
2,633,191	Pool MA5399	4.50%	08/20/48	2,761,729
983,439	Pool MA5466	4.00%	09/20/48	1,025,134
291,775	Pool MA5467	4.50%	09/20/48	306,792
916,625	Pool MA5597	5.00%	11/20/48	969,869
4,773,352	Pool MA5976	3.50%	06/20/49	4,865,651

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$794,832	Pool MA6030	3.50%	07/20/49	$809,694
2,947,938	Pool MA6080	3.00%	08/20/49	2,967,978
430,000	Pool TBA (d)	5.00%	07/20/48	452,785
26,150,000	Pool TBA (d)	3.00%	04/20/49	26,877,297
				344,783,175
	Total U.S. Government Agency Mortgage-Backed Securities			390,010,581
	(Cost $384,296,706)

CORPORATE BONDS AND NOTES — 16.0%
	Aerospace/Defense — 0.0%
100,000	Northrop Grumman Corp.	2.93%	01/15/25	102,804
	Agriculture — 0.4%
280,000	BAT Capital Corp.	4.39%	08/15/37	278,016
545,000	BAT Capital Corp.	4.54%	08/15/47	532,793
1,825,000	BAT Capital Corp.	4.76%	09/06/49	1,853,122
1,550,000	Reynolds American, Inc.	5.85%	08/15/45	1,755,368
				4,419,299
	Airlines — 0.3%
1,089,794	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	1,148,000
125,135	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	131,625
970,814	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	1,025,946
138,383	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1	6.72%	01/02/23	146,175
514,819	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	574,518
				3,026,264
	Auto Manufacturers — 1.8%
1,965,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (b) (e)	2.81%	02/15/22	1,978,936
1,000,000	Ford Motor Credit Co. LLC	3.16%	08/04/20	1,003,841
885,000	Ford Motor Credit Co. LLC	2.34%	11/02/20	882,062
2,000,000	Ford Motor Credit Co. LLC	5.09%	01/07/21	2,046,147
4,190,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	4,207,599
3,135,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)	2.85%	04/05/21	3,119,478
1,000,000	Ford Motor Credit Co. LLC	5.88%	08/02/21	1,047,259
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	2.88%	10/12/21	281,421
1,480,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	1,502,150
1,246,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	1,310,757
660,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	662,123
230,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	231,490
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (b)	2.98%	08/03/22	147,588
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	672,711
750,000	General Motors Financial Co., Inc.	3.15%	01/15/20	750,269
1,500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	1,550,059
				21,393,890
	Banks — 1.0%
180,000	Bank of America Corp. (f)	3.00%	12/20/23	183,927
75,000	Bank of America Corp., Medium-Term Note (f)	3.09%	10/01/25	77,343

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$210,000	Bank of America Corp., Medium-Term Note (f)	4.27%	07/23/29	$233,864
300,000	Bank of New York Mellon (The) Corp., Medium-Term Note (f)	2.66%	05/16/23	304,109
1,000,000	Citigroup, Inc. (f)	3.14%	01/24/23	1,018,670
600,000	Citigroup, Inc. (f)	3.52%	10/27/28	632,827
1,000,000	Goldman Sachs Group, (The), Inc. (f)	2.88%	10/31/22	1,011,686
750,000	Goldman Sachs Group, (The), Inc. (f)	2.91%	07/24/23	762,465
75,000	Goldman Sachs Group, (The), Inc. (f)	3.27%	09/29/25	77,653
1,890,000	JPMorgan Chase & Co. (f)	4.02%	12/05/24	2,011,827
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	537,351
425,000	Morgan Stanley, Global Medium-Term Note (f)	4.43%	01/23/30	479,691
400,000	PNC Bank N.A.	3.80%	07/25/23	421,067
690,000	PNC Bank N.A., Bank Note	2.50%	01/22/21	693,952
1,480,000	Wells Fargo & Co.	3.07%	01/24/23	1,508,727
1,000,000	Wells Fargo & Co.	3.00%	04/22/26	1,030,333
250,000	Wells Fargo & Co.	3.00%	10/23/26	257,242
350,000	Wells Fargo & Co., Medium-Term Note (f)	3.58%	05/22/28	372,360
				11,615,094
	Beverages — 0.1%
200,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	240,608
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	737,488
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	227,806
				1,205,902
	Biotechnology — 0.1%
727,000	Amgen, Inc.	4.40%	05/01/45	823,282
175,000	Gilead Sciences, Inc.	3.65%	03/01/26	188,252
380,000	Gilead Sciences, Inc.	4.15%	03/01/47	425,378
				1,436,912
	Chemicals — 0.2%
1,744,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	2,040,134
	Diversified Financial Services — 0.1%
485,000	Air Lease Corp.	3.50%	01/15/22	497,478
670,000	Air Lease Corp.	3.25%	03/01/25	688,291
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	536,771
				1,722,540
	Electric — 1.1%
200,000	Ameren Illinois Co.	3.70%	12/01/47	217,612
750,000	Cleco Power LLC	6.00%	12/01/40	955,792
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	590,711
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	169,819
700,000	Duke Energy Progress LLC	3.25%	08/15/25	738,676
750,000	Duquesne Light Holdings, Inc. (e)	6.40%	09/15/20	772,739
750,000	Entergy Texas, Inc.	3.45%	12/01/27	783,656
1,250,000	Interstate Power & Light Co.	3.25%	12/01/24	1,299,653
1,000,000	Kansas City Power & Light Co.	3.65%	08/15/25	1,066,931
400,000	LG&E & KU Energy LLC	3.75%	11/15/20	404,613
830,000	Metropolitan Edison Co. (e)	4.00%	04/15/25	883,893
900,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (b)	2.46%	08/28/21	900,266
1,150,000	PNM Resources, Inc.	3.25%	03/09/21	1,164,689

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$825,000	Public Service Co. of New Mexico	3.85%	08/01/25	$860,378
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	307,403
700,000	Trans-Allegheny Interstate Line Co. (e)	3.85%	06/01/25	748,474
750,000	Tucson Electric Power Co.	5.15%	11/15/21	786,836
355,000	Virginia Electric & Power Co.	4.60%	12/01/48	437,849
				13,089,990
	Entertainment — 0.1%
740,000	Churchill Downs, Inc. (e)	4.75%	01/15/28	767,619
	Environmental Control — 0.0%
260,000	Clean Harbors, Inc. (e)	5.13%	07/15/29	275,481
150,000	Republic Services, Inc.	2.90%	07/01/26	153,809
				429,290
	Food — 0.8%
1,000,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	2.75%	03/15/21	1,002,527
1,095,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,165,605
2,160,000	Kraft Heinz Foods Co.	5.20%	07/15/45	2,333,599
985,000	Kraft Heinz Foods Co.	4.38%	06/01/46	961,011
2,080,000	Kraft Heinz Foods Co. (e)	4.88%	10/01/49	2,166,615
1,227,000	Kroger (The) Co.	5.40%	01/15/49	1,497,453
20,000	Lamb Weston Holdings, Inc. (e)	4.63%	11/01/24	21,175
22,000	Post Holdings, Inc. (e)	5.50%	12/15/29	23,101
				9,171,086
	Gas — 0.1%
500,000	Southern Co. Gas Capital Corp.	2.45%	10/01/23	501,845
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	516,609
200,000	Spire, Inc.	3.54%	02/27/24	204,745
				1,223,199
	Healthcare-Products — 0.3%
300,000	Becton Dickinson and Co.	3.25%	11/12/20	303,334
1,000,000	Becton Dickinson and Co.	2.89%	06/06/22	1,015,608
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,244,102
300,000	Boston Scientific Corp.	3.45%	03/01/24	314,142
180,000	Teleflex, Inc.	4.63%	11/15/27	190,768
525,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/20	525,726
				3,593,680
	Healthcare-Services — 0.9%
150,000	Anthem, Inc.	3.30%	01/15/23	155,242
120,000	Anthem, Inc.	3.65%	12/01/27	126,835
2,300,000	Anthem, Inc.	2.88%	09/15/29	2,295,594
51,000	CHS/Community Health Systems, Inc. (e)	8.63%	01/15/24	52,657
100,000	CHS/Community Health Systems, Inc. (e)	8.00%	03/15/26	100,062
418,000	Encompass Health Corp.	4.75%	02/01/30	432,548
128,000	HCA, Inc.	4.75%	05/01/23	136,920
500,000	HCA, Inc.	5.00%	03/15/24	543,587
400,000	HCA, Inc.	5.13%	06/15/39	443,798
1,540,000	HCA, Inc.	5.25%	06/15/49	1,738,352
500,000	Humana, Inc.	3.15%	12/01/22	512,302
360,000	Humana, Inc.	2.90%	12/15/22	366,876
55,000	Humana, Inc.	3.13%	08/15/29	55,953

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$785,000	Humana, Inc.	3.95%	08/15/49	$825,448
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	209,813
101,000	Tenet Healthcare Corp.	4.63%	07/15/24	104,788
1,200,000	Tenet Healthcare Corp. (e)	4.88%	01/01/26	1,248,000
1,440,000	UnitedHealth Group, Inc.	3.75%	07/15/25	1,553,579
200,000	WellCare Health Plans, Inc. (e)	5.38%	08/15/26	213,465
				11,115,819
	Household Products/Wares — 0.0%
245,000	Spectrum Brands, Inc.	5.75%	07/15/25	257,169
	Insurance — 0.5%
800,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	945,007
700,000	Farmers Exchange Capital III (e) (f)	5.45%	10/15/54	801,812
600,000	Farmers Insurance Exchange (e)	8.63%	05/01/24	717,844
400,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)	4.41%	12/15/24	399,365
620,000	Pricoa Global Funding I (e)	3.45%	09/01/23	649,725
240,000	Teachers Insurance & Annuity Association of America (e) (f)	4.38%	09/15/54	249,456
2,055,000	Willis North America, Inc.	2.95%	09/15/29	2,035,840
				5,799,049
	Media — 0.4%
300,000	CBS Corp.	2.50%	02/15/23	301,996
200,000	CBS Corp.	3.70%	06/01/28	208,797
633,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	5.38%	06/01/29	679,700
725,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	795,724
100,000	Comcast Corp.	3.97%	11/01/47	111,376
850,000	CSC Holdings LLC (e)	6.63%	10/15/25	906,431
200,000	CSC Holdings LLC (e)	5.38%	02/01/28	211,964
34,000	CSC Holdings LLC (e)	6.50%	02/01/29	37,988
150,000	Time Warner Cable LLC	5.88%	11/15/40	173,594
700,000	Time Warner Cable LLC	5.50%	09/01/41	780,129
500,000	Viacom, Inc.	3.88%	04/01/24	525,171
				4,732,870
	Miscellaneous Manufacturing — 0.6%
460,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	472,281
1,000,000	General Electric Co., Global Medium-Term Note	6.88%	01/10/39	1,347,456
470,000	General Electric Co., Medium-Term Note	4.65%	10/17/21	491,256
2,775,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	3,599,034
1,395,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	1,712,295
				7,622,322
	Oil & Gas — 0.3%
273,000	Antero Resources Corp.	5.13%	12/01/22	222,495
665,000	Antero Resources Corp.	5.00%	03/01/25	432,250
120,000	CrownRock L.P. / CrownRock Finance, Inc. (e)	5.63%	10/15/25	118,874
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (e)	5.75%	01/30/28	34,617
1,770,000	EQT Corp.	3.90%	10/01/27	1,543,811
7,000	Gulfport Energy Corp.	6.38%	05/15/25	4,570
400,000	Hess Corp.	5.60%	02/15/41	456,805
110,000	Matador Resources Co.	5.88%	09/15/26	108,905
315,000	Occidental Petroleum Corp.	3.50%	08/15/29	318,344

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
$60,000	Parsley Energy LLC / Parsley Finance Corp. (e)	5.25%	08/15/25	$61,094
30,000	Parsley Energy LLC / Parsley Finance Corp. (e)	5.63%	10/15/27	31,088
				3,332,853
	Oil & Gas Services — 0.0%
125,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	128,672
	Packaging & Containers — 0.2%
650,000	Amcor Finance USA, Inc. (e)	4.50%	05/15/28	709,482
76,000	Berry Global, Inc. (e)	4.88%	07/15/26	79,657
50,000	Graphic Packaging International LLC	4.88%	11/15/22	52,516
240,000	Matthews International Corp. (e)	5.25%	12/01/25	229,300
600,000	Packaging Corp. of America	2.45%	12/15/20	603,820
145,366	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	145,722
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3 Mo. LIBOR + 3.50% (b) (e)	5.50%	07/15/21	301,425
355,000	WRKCo, Inc.	4.90%	03/15/29	405,884
				2,527,806
	Pharmaceuticals — 2.2%
400,000	AbbVie, Inc.	4.40%	11/06/42	432,600
1,870,000	AbbVie, Inc.	4.45%	05/14/46	2,014,190
450,000	AbbVie, Inc.	4.88%	11/14/48	515,248
2,965,000	AbbVie, Inc. (e)	4.25%	11/21/49	3,129,199
2,845,000	Bayer US Finance II LLC (e)	4.38%	12/15/28	3,112,963
815,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	894,967
425,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	436,105
2,190,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	2,505,933
460,000	Bayer US Finance LLC (e)	3.38%	10/08/24	471,261
400,000	Bristol-Myers Squibb Co. (e)	4.63%	05/15/44	486,313
200,000	Bristol-Myers Squibb Co. (e)	5.00%	08/15/45	257,088
75,000	Cigna Corp. (e)	3.05%	10/15/27	75,984
1,030,000	Cigna Corp. (e)	3.88%	10/15/47	1,044,507
2,620,000	Cigna Corp.	4.90%	12/15/48	3,116,309
150,000	CVS Health Corp.	3.88%	07/20/25	159,982
400,000	CVS Health Corp.	4.30%	03/25/28	436,378
1,850,000	CVS Health Corp.	5.13%	07/20/45	2,189,111
2,955,000	CVS Health Corp.	5.05%	03/25/48	3,501,730
535,000	Elanco Animal Health, Inc.	4.27%	08/28/23	560,377
75,000	Johnson & Johnson	3.63%	03/03/37	83,524
				25,423,769
	Pipelines — 1.1%
300,000	Enbridge Energy Partners L.P.	5.50%	09/15/40	357,270
145,000	Energy Transfer Operating L.P.	5.20%	02/01/22	151,938
400,000	Energy Transfer Operating L.P.	4.05%	03/15/25	414,408
198,000	Energy Transfer Operating L.P.	5.50%	06/01/27	219,152
260,000	Energy Transfer Operating L.P.	5.15%	03/15/45	264,186
405,000	EQM Midstream Partners L.P.	5.50%	07/15/28	373,306
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	744,766
55,000	NGPL PipeCo LLC (e)	4.38%	08/15/22	56,987
279,270	Pipeline Funding Co. LLC (e)	7.50%	01/15/30	346,121
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	150,019

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$200,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.85%	10/15/23	$206,683
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	53,167
650,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.50%	12/15/26	684,723
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	410,605
244,000	Rockies Express Pipeline LLC (e)	5.63%	04/15/20	247,835
1,360,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	1,416,488
421,068	Ruby Pipeline LLC (e)	6.50%	04/01/22	435,995
325,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	363,335
1,200,000	Spectra Energy Partners L.P.	4.60%	06/15/21	1,235,260
1,606,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	1,693,733
145,000	TC PipeLines L.P.	4.65%	06/15/21	149,307
1,000,000	TC PipeLines L.P.	4.38%	03/13/25	1,057,633
1,250,000	TC PipeLines L.P.	3.90%	05/25/27	1,300,991
400,000	Williams Cos (The), Inc.	4.50%	11/15/23	425,424
600,000	Williams Cos (The), Inc.	4.55%	06/24/24	642,674
				13,402,006
	Real Estate Investment Trusts — 1.8%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	273,760
112,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	113,053
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	855,805
250,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	263,203
215,000	American Tower Corp.	3.00%	06/15/23	220,123
785,000	Boston Properties L.P.	3.20%	01/15/25	811,993
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	656,232
750,000	CubeSmart L.P.	4.38%	02/15/29	828,797
2,320,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	2,329,628
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	517,153
1,000,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	1,100,020
140,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	154,596
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,339,068
475,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	480,423
399,000	Healthpeak Properties, Inc.	4.25%	11/15/23	427,143
475,000	Healthpeak Properties, Inc	3.88%	08/15/24	506,697
600,000	Healthpeak Properties, Inc	3.25%	07/15/26	623,942
1,175,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	1,210,463
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,102,869
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	1,037,615
1,300,000	Kimco Realty Corp.	3.40%	11/01/22	1,340,580
750,000	Liberty Property L.P.	4.38%	02/01/29	857,359
200,000	Life Storage L.P.	3.88%	12/15/27	212,141
40,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	44,100
80,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	4.50%	01/15/28	83,828
750,000	National Retail Properties, Inc.	3.80%	10/15/22	778,973
176,000	National Retail Properties, Inc.	3.30%	04/15/23	181,419
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	358,131
22,000	SBA Communications Corp.	4.88%	09/01/24	22,873
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	306,594
550,000	SL Green Realty Corp.	4.50%	12/01/22	579,152
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	1,004,620
400,000	Ventas Realty L.P.	3.85%	04/01/27	423,725

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$550,000	WEA Finance LLC (e)	3.15%	04/05/22	$561,251
75,000	Welltower, Inc.	4.50%	01/15/24	81,060
				21,688,389
	Retail — 0.1%
966,000	Rite Aid Corp. (e)	6.13%	04/01/23	801,780
500,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	507,615
150,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/24	155,244
				1,464,639
	Semiconductors — 0.2%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	750,128
1,060,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.00%	01/15/22	1,072,396
				1,822,524
	Software — 0.1%
211,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (e)	5.75%	03/01/25	218,383
440,000	SS&C Technologies, Inc. (e)	5.50%	09/30/27	471,603
				689,986
	Telecommunications — 1.2%
200,000	AT&T, Inc.	4.30%	02/15/30	220,043
1,000,000	AT&T, Inc.	5.25%	03/01/37	1,191,328
640,000	AT&T, Inc.	4.30%	12/15/42	682,647
322,000	AT&T, Inc.	4.80%	06/15/44	364,291
1,400,000	AT&T, Inc.	4.35%	06/15/45	1,496,843
650,000	AT&T, Inc.	4.75%	05/15/46	727,858
500,000	AT&T, Inc.	5.15%	11/15/46	588,001
500,000	AT&T, Inc.	4.55%	03/09/49	550,342
215,000	Level 3 Financing, Inc.	5.38%	01/15/24	219,120
1,480,000	Level 3 Financing, Inc. (e)	3.40%	03/01/27	1,484,958
185,000	Qwest Corp.	7.25%	09/15/25	212,040
1,000,000	SES GLOBAL Americas Holdings G.P. (e)	5.30%	03/25/44	993,701
953,000	Sprint Communications, Inc. (e)	7.00%	03/01/20	961,486
1,622,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	3.36%	09/20/21	1,638,725
1,335,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	1,418,992
1,335,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	1,455,614
				14,205,989
	Transportation — 0.0%
270,000	Union Pacific Corp.	3.95%	09/10/28	298,971
	Total Corporate Bonds and Notes			189,750,536
	(Cost $182,010,418)

ASSET-BACKED SECURITIES — 8.0%
	Ajax Mortgage Loan Trust
5,700,000	Series 2019-F, Class A1, steps up to 3.86% after Redemption Date (e) (g) (h)	2.86%	07/25/59	5,699,833

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Ammc CLO 19 Ltd.
$2,300,000	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (e)	3.14%	10/16/28	$2,298,716
	Argent Securities, Inc.
255,000	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)	2.20%	10/25/35	254,669
	Asset Backed Funding Certificates Trust
124,547	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)	1.85%	09/25/36	122,905
	Barings CLO Ltd.
400,000	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)	2.77%	01/20/28	399,439
767,000	Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (b) (e)	3.05%	07/20/28	767,316
	BlueMountain CLO Ltd.
550,000	Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)	3.13%	10/22/30	548,863
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b)	2.96%	11/25/33	267,648
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b)	2.94%	10/27/36	301,415
	Carrington Mortgage Loan Trust
1,470,000	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b)	2.06%	02/25/36	1,467,386
	Citigroup Mortgage Loan Trust
1,600,000	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (b)	2.00%	08/25/36	1,584,633
	Dryden CLO Ltd.
700,000	Series 2018-71A, Class A, 3 Mo. LIBOR + 1.15% (b) (e)	3.15%	01/15/29	700,014
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (e)	2.90%	04/15/29	899,191
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e)	3.11%	08/15/30	572,018
	ECMC Group Student Loan Trust
1,853,739	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (e)	2.76%	05/25/67	1,850,811
	EFS Volunteer No 3 LLC
173,548	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e)	2.71%	04/25/33	173,069
	First Franklin Mortgage Loan Trust
280,731	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b)	1.87%	10/25/36	221,124
	GE-WMC Mortgage Securities LLC
1,106,708	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b)	2.37%	10/25/35	1,107,281
	Goal Capital Funding Trust
5,100,000	Series 2007-1, Class A5, 3 Mo. LIBOR + 0.16% (b)	2.27%	03/25/42	4,474,614
	GSAA Home Equity Trust
1,700,000	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (b)	2.14%	06/25/35	1,702,117
31,988	Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b)	1.98%	10/25/35	32,065
	JP Morgan Mortgage Acquisition Trust
220,939	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)	1.98%	05/25/36	219,979
2,737,289	Series 2006-WF1, Class A6, steps up to 6.50% after Redemption Date (g)	6.00%	07/25/36	1,368,677
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)	1.99%	01/25/37	395,734
	Legacy Mortgage Asset Trust
3,638,420	Series 2019-GS1, Class A1 (b) (e)	4.00%	01/25/59	3,680,614
2,375,657	Series 2019-GS4, Class A1 (b) (e)	3.44%	05/25/59	2,392,451
	Long Beach Mortgage Loan Trust
955,309	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b)	1.93%	02/25/36	937,594
	Magnetite CLO Ltd.
800,000	Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (e)	3.25%	04/20/30	800,170
	Merrill Lynch First Franklin Mortgage Loan Trust
395,763	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)	1.84%	06/25/37	320,531
	Mid-State Trust
210,167	Series 2003-11, Class A1	4.86%	07/15/38	223,116
	Morgan Stanley ABS Capital I, Inc. Trust
1,000,000	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (b)	2.09%	12/25/35	995,480

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Navient Student Loan Trust
$314,288	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	2.22%	06/25/31	$310,574
248,648	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)	2.33%	03/25/83	244,213
79,481	Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)	2.33%	03/25/83	77,520
148,047	Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b)	2.31%	05/27/49	145,744
209,908	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b)	2.31%	04/25/40	206,587
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (e)	3.21%	06/25/65	1,801,332
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)	2.76%	07/26/66	299,460
3,879,738	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (e)	2.51%	07/26/66	3,835,859
	New Century Home Equity Loan Trust
2,600,000	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (b)	2.26%	09/25/35	2,608,406
	Palmer Square Loan Funding Ltd.
256,234	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (e)	3.02%	04/20/27	256,277
2,200,000	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (b) (e)	2.84%	10/24/27	2,201,537
	Residential Asset Mortgage Products, Inc.
281,053	Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)	2.13%	03/25/36	282,156
2,000,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	2.16%	03/25/36	2,007,481
	Residential Asset Securities Corp.
260,000	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)	1.99%	04/25/36	254,799
1,445,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.04%	04/25/36	1,446,581
43,296	Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)	1.95%	06/25/36	43,377
	Saxon Asset Securities Trust
776,061	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)	1.95%	05/25/47	644,734
	Securitized Asset-Backed Receivables LLC Trust
216,826	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)	2.10%	10/25/35	216,963
	SLC Student Loan Trust
400,000	Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b)	2.28%	12/15/39	378,876
1,770,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.28%	03/15/55	1,662,255
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.28%	09/15/39	123,467
2,219,025	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (b)	3.72%	12/15/32	2,256,567
	SLM Student Loan Trust
180,402	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (e)	2.59%	12/15/27	180,919
250,000	Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b)	2.69%	10/25/40	244,524
645,791	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)	2.54%	01/25/41	631,010
218,632	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b)	2.11%	01/25/41	209,490
600,000	Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.10%	01/25/41	568,550
84,280	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b)	2.32%	10/25/24	84,260
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	2.69%	10/27/70	72,640
985,396	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b)	2.59%	01/25/22	967,322
5,273,217	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b)	2.69%	04/25/23	5,189,936
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	3.14%	01/25/83	122,556
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	3.14%	04/26/83	669,127
5,971,694	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b)	3.04%	07/25/23	5,923,195
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)	3.79%	07/26/83	313,761
2,957,763	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (b)	3.44%	04/25/23	2,969,080
345,000	Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b)	2.86%	10/25/34	346,729
4,150,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (b)	2.91%	10/25/34	4,190,355
822,164	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)	2.41%	01/25/29	804,094
813,156	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)	2.36%	12/27/38	803,321
308,880	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b)	2.46%	05/26/26	307,065
4,343,127	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b)	2.36%	05/26/26	4,226,255
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	3.51%	09/25/43	536,253
155,059	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)	2.16%	06/25/43	153,471

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Soundview Home Loan Trust
$92,559	Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.04%	03/25/36	$92,852
	Structured Asset Investment Loan Trust
1,041,677	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b)	2.51%	07/25/34	1,036,510
331,547	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b)	2.44%	03/25/35	332,946
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.62% (b)	2.33%	05/25/35	1,354,023
	TCI-Flatiron CLO Ltd.
700,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (b) (e)	3.22%	07/17/28	700,041
	Towd Point Mortgage Trust
700,104	Series 2015-2, Class 1A13 (e)	2.50%	11/25/60	702,395
	Treman Park CLO Ltd.
850,000	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (e)	3.04%	10/20/28	850,010
	Voya CLO Ltd.
214,328	Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)	2.66%	07/25/26	214,009
	Wachovia Student Loan Trust
1,143,664	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (e)	2.11%	04/25/40	1,100,911
	Total Asset-Backed Securities			93,981,848
	(Cost $94,229,036)

MORTGAGE-BACKED SECURITIES — 7.0%
	Collateralized Mortgage Obligations — 5.9%

	Alternative Loan Trust
1,104,582	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (b)	2.44%	11/25/35	1,137,190
3,839,358	Series 2007-13, Class A1	6.00%	06/25/47	3,243,299
	American Home Mortgage Investment Trust
2,727,214	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	2.29%	11/25/45	2,719,594
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (c) (e)	2.08%	07/26/36	704,007
	BCAP LLC Trust
573,465	Series 2015-RR5, Class 1A3 (c) (e)	2.44%	08/26/36	566,647
	Bear Stearns ALT-A Trust
40,423	Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b)	2.35%	07/25/34	40,589
	Bear Stearns Mortgage Funding Trust
214,481	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	1.92%	07/25/36	209,330
329,681	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b)	1.87%	06/25/47	320,865
	CIM Trust
3,197,502	Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (b) (e)	3.78%	01/25/57	3,276,669
2,865,797	Series 2017-6, Class A1 (e)	3.02%	06/25/57	2,886,042
3,381,062	Series 2019-R1, Class A (e)	3.25%	10/25/58	3,410,110
	Credit Suisse Mortgage Trust
500,796	Series 2010-7R, Class 1A12 (e)	4.00%	01/26/37	507,882
544,948	Series 2010-8R, Class 4A5 (c) (e)	3.98%	12/26/35	552,954
567,983	Series 2010-8R, Class 10A5 (c) (e)	4.00%	04/26/47	569,627
96,198	Series 2011-5R, Class 2A1 (c) (e)	3.77%	08/27/46	97,014
482,345	Series 2014-2R, Class 19A1 (c) (e)	3.00%	05/27/36	480,008
120,232	Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)	3.56%	11/25/37	119,988
3,925,505	Series 2019-RPL8, Class A1 (e)	3.32%	10/25/58	3,951,248
	Deephaven Residential Mortgage Trust
186,647	Series 2017-1A, Class A1 (c) (e)	2.73%	12/26/46	186,892
5,415,541	Series 2019-4A, Class A1 (e)	2.79%	10/25/59	5,438,835

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GMACM Mortgage Loan Trust
$2,233,681	Series 2006-AR1, Class 1A1 (c)	4.16%	04/19/36	$2,102,571
2,773,118	Series 2006-J1, Class A4	5.75%	04/25/36	2,794,852
	GreenPoint Mortgage Funding Trust
190,753	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	2.29%	02/25/36	186,565
	HarborView Mortgage Loan Trust
607,663	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)	2.04%	11/19/35	587,371
1,827,684	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	2.71%	10/25/37	1,754,978
	HomeBanc Mortgage Trust
1,411,257	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (b)	2.45%	12/25/34	1,431,156
	Impac CMB Trust
366,820	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	2.23%	04/25/35	359,054
1,201,886	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (b)	2.25%	05/25/35	1,201,714
	IndyMac INDX Mortgage Loan Trust
2,149,675	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (b)	2.01%	07/25/35	2,094,953
	JP Morgan Mortgage Trust
3,046,645	Series 2006-A4, Class 1A1 (c)	5.37%	06/25/36	2,755,051
	Lehman XS Trust
376,681	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)	1.90%	11/25/46	360,982
4,352,366	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (b)	2.11%	09/25/47	4,240,996
	Merrill Lynch Alternative Note Asset Trust
2,394,278	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (b)	2.01%	07/25/47	2,294,214
	Morgan Stanley Mortgage Loan Trust
801,310	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)	2.68%	07/25/34	810,061
84,324	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)	1.97%	04/25/35	84,096
	Morgan Stanley Resecuritization Trust
213,963	Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71% (b) (e)	2.93%	12/27/46	217,251
	MortgageIT Trust
133,064	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (b)	2.23%	12/25/35	132,965
	Opteum Mortgage Acceptance Corp.
1,718,793	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (b)	2.09%	12/25/35	1,646,895
562,422	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)	1.92%	04/25/36	542,836
	Stanwich Mortgage Loan Trust
5,500,000	Series 2019-RPL1, Class A (e) (g) (h)	3.72%	03/15/49	5,499,895
	Structured Adjustable Rate Mortgage Loan Trust
52,913	Series 2004-12, Class 3A1 (c)	4.21%	09/25/34	54,010
	Structured Asset Mortgage Investments II Trust
3,327,939	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	1.94%	02/25/36	3,076,237
3,563,595	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	3.83%	08/25/47	3,542,548
	WaMu Mortgage Pass-Through Certificates Trust
151,723	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b)	2.39%	01/25/45	151,213
270,398	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	1.97%	11/25/45	265,177
372,444	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	3.33%	02/25/46	381,937
549,592	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (b)	3.39%	05/25/46	566,687
				69,555,055

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 1.1%
	Banc of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
$285,000	Series 2015-200P, Class A (e)	3.22%	04/14/33	$298,933
1,275,000	Series 2016-ISQ, Class A (e)	2.85%	08/14/34	1,305,060
465,000	Series 2018-PARK, Class A (c) (e)	4.23%	08/10/38	520,855
	CALI Mortgage Trust
1,125,000	Series 2019-101C, Class A (e)	3.96%	03/10/39	1,250,804
	Century Plaza Towers
840,000	Series 2019-CPT, Class A (e)	2.87%	11/13/39	860,507
	COMM Mortgage Trust
225,000	Series 2012-CR5, Class A3	2.54%	12/10/45	227,343
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	320,449
	DBJPM Mortgage Trust
1,200,000	Series 2016-SFC, Class A (e)	2.83%	08/10/36	1,223,094
	DC Office Trust
900,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	928,852
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (c) (e)	3.67%	09/10/35	326,249
	Hudson Yards Mortgage Trust
1,190,000	Series 2019-30HY, Class A (e)	3.23%	07/10/39	1,256,004
	Irvine Core Office Trust
235,000	Series 2013-IRV, Class A2 (c) (e)	3.28%	05/15/48	243,334
	JPMorgan Chase Commercial Mortgage Securities Trust
1,110,000	Series 2019-OSB, Class A (e)	3.40%	06/05/39	1,180,872
	One Bryant Park Trust
985,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	979,369
	RBS Commercial Funding, Inc. Trust
50,000	Series 2013-GSP, Class A (c) (e)	3.96%	01/15/32	52,750
	SFAVE Commercial Mortgage Securities Trust
150,000	Series 2015-5AVE, Class A1 (c) (e)	3.87%	01/05/43	156,872
125,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	133,354
	UBS-Barclays Commercial Mortgage Trust
249,678	Series 2013-C6, Class A3	2.97%	04/10/46	255,302
	VNDO Mortgage Trust
250,000	Series 2012-6AVE, Class A (e)	3.00%	11/15/30	255,377
	Worldwide Plaza Trust
780,000	Series 2017-WWP, Class A (e)	3.53%	11/10/36	834,326
				12,609,706
	Total Mortgage-Backed Securities			82,164,761
	(Cost $81,273,533)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 4.7%
	Airlines — 0.1%
711,600	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (e)	3.30%	01/15/30	735,251
	Banks — 0.8%
600,000	Banco Nacional de Comercio Exterior SNC (USD) (e) (f)	3.80%	08/11/26	609,959
400,000	Global Bank Corp. (USD) (f) (i)	5.25%	04/16/29	427,000

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
800,000	Lloyds Bank PLC, Medium-Term Note (USD) (e)	5.80%	01/13/20	$803,388
1,195,000	Lloyds Banking Group PLC (USD) (f)	2.86%	03/17/23	1,207,377
2,450,000	Lloyds Banking Group PLC (USD) (f)	2.91%	11/07/23	2,478,028
1,800,000	Santander UK Group Holdings PLC (USD)	2.88%	08/05/21	1,818,935
500,000	Santander UK Group Holdings PLC (USD) (f)	3.37%	01/05/24	508,449
1,900,000	Santander UK Group Holdings PLC (USD) (f)	4.80%	11/15/24	2,045,537
				9,898,673
	Beverages — 0.1%
245,000	Bacardi Ltd. (USD) (e)	4.70%	05/15/28	266,414
385,000	Bacardi Ltd. (USD) (e)	5.30%	05/15/48	440,056
				706,470
	Commercial Services — 0.2%
600,000	DP World Crescent Ltd. (USD) (e)	4.85%	09/26/28	656,898
889,000	IHS Markit Ltd. (USD) (e)	5.00%	11/01/22	948,366
135,000	IHS Markit Ltd. (USD) (e)	4.00%	03/01/26	143,665
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	278,797
				2,027,726
	Diversified Financial Services — 1.4%
375,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	387,429
800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	5.00%	10/01/21	838,819
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	1,550,861
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.88%	01/16/24	1,084,911
3,200,000	Avolon Holdings Funding Ltd. (USD) (e)	5.13%	10/01/23	3,449,008
840,000	Fondo Mivivienda S.A. (USD) (i)	3.50%	01/31/23	858,417
3,035,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	3,032,518
4,500,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	4,851,908
260,000	Park Aerospace Holdings Ltd. (USD) (e)	4.50%	03/15/23	273,030
				16,326,901
	Electric — 0.1%
400,000	Minejesa Capital B.V. (USD) (e)	5.63%	08/10/37	432,212
250,000	Mong Duong Finance Holdings B.V. (USD) (i)	5.13%	05/07/29	256,101
				688,313
	Household Products/Wares — 0.0%
200,000	Reckitt Benckiser Treasury Services PLC (USD) (e)	2.75%	06/26/24	204,128
	Media — 0.0%
400,000	Virgin Media Secured Finance PLC (USD) (e)	5.50%	08/15/26	421,421
	Mining — 0.2%
64,000	Corp. Nacional del Cobre de Chile (USD) (i)	4.50%	09/16/25	69,430
700,000	Corp. Nacional del Cobre de Chile (USD) (i)	3.63%	08/01/27	732,141
910,000	Indonesia Asahan Aluminium Persero PT (USD) (e)	6.53%	11/15/28	1,110,164
				1,911,735
	Oil & Gas — 0.6%
20,000	Canadian Natural Resources Ltd. (USD)	3.85%	06/01/27	21,196
200,000	Ecopetrol S.A. (USD)	5.88%	05/28/45	229,687

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
880,000	KazMunayGas National Co. JSC (USD) (i)	5.38%	04/24/30	$1,014,376
75,000	Petrobras Global Finance B.V. (USD) (e)	5.09%	01/15/30	78,619
1,555,000	Petroleos Mexicanos (USD)	6.50%	01/23/29	1,597,844
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	216,276
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	2,398,373
1,100,000	Petroleos Mexicanos (USD) (e)	7.69%	01/23/50	1,183,264
210,930	Transocean Pontus Ltd. (USD) (e)	6.13%	08/01/25	213,883
517,000	Transocean Poseidon Ltd. (USD) (e)	6.88%	02/01/27	528,541
				7,482,059
	Oil & Gas Services — 0.0%
353,500	Transocean Phoenix 2 Ltd. (USD) (e)	7.75%	10/15/24	368,671
18,750	Transocean Proteus Ltd. (USD) (e)	6.25%	12/01/24	18,992
				387,663
	Packaging & Containers — 0.1%
400,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (e)	4.13%	08/15/26	406,750
51,000	OI European Group B.V. (USD) (e)	4.00%	03/15/23	51,021
200,000	Trivium Packaging Finance B.V. (USD) (e)	5.50%	08/15/26	210,378
				668,149
	Pharmaceuticals — 0.2%
1,550,000	Allergan Funding SCS (USD)	3.80%	03/15/25	1,627,807
300,000	AstraZeneca PLC (USD)	3.50%	08/17/23	313,602
550,000	Bausch Health Cos., Inc. (USD) (e)	7.00%	03/15/24	576,807
				2,518,216
	Pipelines — 0.0%
600,000	Peru LNG SRL (USD) (i)	5.38%	03/22/30	583,708
	Retail — 0.0%
100,000	Alimentation Couche-Tard, Inc. (USD) (e)	3.55%	07/26/27	103,019
	Savings & Loans — 0.2%
1,165,000	Nationwide Building Society (USD) (e) (f)	3.62%	04/26/23	1,195,737
360,000	Nationwide Building Society (USD) (e) (f)	3.77%	03/08/24	372,444
300,000	Nationwide Building Society (USD) (e) (f)	4.36%	08/01/24	317,059
				1,885,240
	Semiconductors — 0.1%
1,205,000	NXP B.V. / NXP Funding LLC (USD) (e)	4.13%	06/01/21	1,235,520
	Telecommunications — 0.6%
200,000	C&W Senior Financing DAC (USD) (e)	6.88%	09/15/27	211,590
1,970,000	Intelsat Jackson Holdings S.A. (USD) (e)	8.50%	10/15/24	1,625,250
390,000	Intelsat Jackson Holdings S.A. (USD) (e)	9.75%	07/15/25	328,575
825,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	1,125,302
500,000	SES S.A. (USD) (e)	3.60%	04/04/23	506,807
330,000	Vodafone Group PLC (USD)	3.75%	01/16/24	348,185
1,777,000	Vodafone Group PLC (USD)	4.88%	06/19/49	2,022,693

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	$1,433,196
				7,601,598
	Total Foreign Corporate Bonds and Notes			55,385,790
	(Cost $53,278,987)

FOREIGN SOVEREIGN BONDS AND NOTES — 0.8%
	Bahrain — 0.1%
600,000	Bahrain Government International Bond (USD) (i)	7.00%	10/12/28	691,500
	Brazil — 0.1%
700,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	746,025
	Colombia — 0.1%
684,000	Colombia Government International Bond (USD)	4.50%	01/28/26	740,003
	Dominican Republic — 0.1%
700,000	Dominican Republic International Bond (USD) (i)	6.00%	07/19/28	765,875
	Egypt — 0.0%
600,000	Egypt Government International Bond (USD) (e)	5.58%	02/21/23	622,404
	Mexico — 0.0%
200,000	Mexico Government International Bond (USD)	3.75%	01/11/28	207,550
	Oman — 0.1%
840,000	Oman Government International Bond (USD) (e)	5.63%	01/17/28	842,823
	Paraguay — 0.0%
400,000	Paraguay Government International Bond (USD) (i)	4.63%	01/25/23	422,566
	Qatar — 0.1%
840,000	Qatar Government International Bond (USD) (i)	4.50%	04/23/28	962,896
	Russia — 0.1%
600,000	Russian Foreign Bond – Eurobond (USD) (i)	4.38%	03/21/29	661,164
	Saudi Arabia — 0.0%
600,000	Saudi Government International Bond (USD) (i)	3.63%	03/04/28	632,295
	South Africa — 0.1%
700,000	Republic of South Africa Government International Bond (USD)	4.67%	01/17/24	728,488
	Turkey — 0.0%
400,000	Turkey Government International Bond (USD)	3.25%	03/23/23	380,928
	Uruguay — 0.0%
440,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	488,070
	Total Foreign Sovereign Bonds and Notes			8,892,587

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.2%
	California — 0.1%
$300,000	CA St Build America Bonds	7.95%	03/01/36	$304,395
1,000,000	Los Angeles CA Unified School District	5.75%	07/01/34	1,300,790
				1,605,185
	New Jersey — 0.1%
500,000	New Jersey St Turnpike Authority Revenue	3.73%	01/01/36	545,155
	New York — 0.0%
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	475,992
	Total Municipal Bonds			2,626,332
	(Cost $2,469,679)

CAPITAL PREFERRED SECURITIES — 0.0%
	Electric — 0.0%
300,000	Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b)	5.20%	10/01/42	300,166
	Total Capital Preferred Securities			300,166
	(Cost $290,250)
U.S. TREASURY BILLS — 0.6%

765,000	U.S. Treasury Bill (j)	(k)	12/26/19	764,216
6,440,000	U.S. Treasury Bill	(k)	02/20/20	6,417,782
	Total U.S. Treasury Bills			7,181,998
	(Cost $7,181,873)

Shares	Description	Value

MONEY MARKET FUNDS — 3.8%
45,265,077	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 1.46% (l)	45,265,077
	(Cost $45,265,077)
	Total Investments — 110.8%	1,310,148,614
	(Cost $1,291,258,853) (m)
	Net Other Assets and Liabilities — (10.8)%	(127,212,819)
	Net Assets — 100.0%	$1,182,935,795

Futures Contracts at November 30, 2019:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	188	Mar-2020	$40,530,156	$(4,156)
U.S. 5-Year Treasury Notes	Long	770	Mar-2020	91,605,938	52,053
				$132,136,094	$47,897

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Interest Rate Swap Agreements at November 30, 2019:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
	3 month LIBOR(1)	5/8/2022	$48,280,000	1.726% (1)	$179,642
	3 month LIBOR(2)	5/8/2025	19,580,000	1.806% (2)	(220,614)
			$67,860,000		$(40,972)

(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.
(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

1

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	All or a portion of this security is part of a mortgage dollar roll agreement.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2019, securities noted as such amounted to $135,085,328 or 11.4% of net assets.
(f)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2019, securities noted as such are valued at $11,199,728 or 0.9% of net assets.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	All or a portion of this security is segregated as collateral for open futures contracts.
(k)	Zero coupon security.
(l)	Rate shown reflects yield as of November 30, 2019.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,976,126 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,079,440. The net unrealized appreciation was $18,896,686. The amounts presented are inclusive of derivative contracts.

LIBOR – London Interbank Offered Rate

TBA – To-Be-Announced Security

Currency Abbreviations:

USD United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$434,588,938	$—	$434,588,938	$—
U.S. Government Agency Mortgage-Backed Securities	390,010,581	—	390,010,581	—
Corporate Bonds and Notes*	189,750,536	—	189,750,536	—
Asset-Backed Securities	93,981,848	—	93,981,848	—
Mortgage-Backed Securities	82,164,761	—	82,164,761	—
Foreign Corporate Bonds and Notes*	55,385,790	—	55,385,790	—
Foreign Sovereign Bonds and Notes**	8,892,587	—	8,892,587	—
Municipal Bonds***	2,626,332	—	2,626,332	—
Capital Preferred Securities*	300,166	—	300,166	—
U.S. Treasury Bills	7,181,998	—	7,181,998	—
Money Market Funds	45,265,077	45,265,077	—	—
Total Investments	1,310,148,614	45,265,077	1,264,883,537	—
Futures Contracts	52,053	52,053	—	—
Interest Rate Swap Agreements	179,642	—	179,642	—
Total	$1,310,380,309	$45,317,130	$1,265,063,179	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(4,156)	$(4,156)	$—	$—
Interest Rate Swap Agreements	(220,614)	—	(220,614)	$—
Total	$(224,770)	$(4,156)	$(220,614)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 38.6%
	Aerospace/Defense — 0.3%
$200,000	BAE Systems Holdings, Inc. (a)	2.85%	12/15/20	$201,384
510,000	Northrop Grumman Corp.	2.93%	01/15/25	524,299
				725,683
	Agriculture — 0.4%
250,000	BAT Capital Corp.	4.54%	08/15/47	244,400
210,000	BAT Capital Corp.	4.76%	09/06/49	213,236
425,000	Reynolds American, Inc.	5.85%	08/15/45	481,311
				938,947
	Airlines — 0.8%
363,265	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	382,667
357,028	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	377,132
564,486	United Airlines Pass Through Trust, Series 2013-1, Class A	4.30%	08/15/25	610,449
45,698	US Airways Pass Through Trust, Series 2001-011G	7.08%	03/20/21	47,639
146,255	US Airways Pass Through Trust, Series 2012-1A, Class A	5.90%	10/01/24	163,215
				1,581,102
	Auto Manufacturers — 2.2%
310,000	Daimler Finance North America LLC (a)	2.20%	10/30/21	310,158
520,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	2.81%	02/15/22	523,688
175,000	Ford Motor Credit Co. LLC	2.68%	01/09/20	175,051
350,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	351,470
125,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)	2.85%	04/05/21	124,381
700,000	Ford Motor Credit Co. LLC	5.88%	08/02/21	733,081
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	2.88%	10/12/21	296,233
170,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	172,544
600,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	601,930
300,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	301,943
250,000	General Motors Financial Co., Inc.	4.20%	03/01/21	255,332
475,000	General Motors Financial Co., Inc.	3.55%	04/09/21	482,655
300,000	General Motors Financial Co., Inc.	3.20%	07/06/21	303,813
				4,632,279
	Banks — 7.0%
65,000	Bank of America Corp. (c)	3.00%	12/20/23	66,418
1,245,000	Bank of America Corp., Medium-Term Note (c)	3.50%	05/17/22	1,271,316
200,000	Bank of America Corp., Medium-Term Note (c)	3.97%	03/05/29	217,829
830,000	Bank of America Corp., Medium-Term Note (c)	4.27%	07/23/29	924,318
465,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	508,698
420,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	2.66%	05/16/23	425,752
1,360,000	Citigroup, Inc.	2.90%	12/08/21	1,380,869
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	101,572
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	518,672
525,000	Citigroup, Inc. (c)	4.08%	04/23/29	575,683
300,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	303,506
715,000	Goldman Sachs Group, (The), Inc. (c)	4.22%	05/01/29	788,140
675,000	JPMorgan Chase & Co. (c)	4.02%	12/05/24	718,510
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	219,483
1,460,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	1,620,020
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	2.88%	07/22/22	252,328
1,710,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	1,812,208
125,000	Wells Fargo & Co.	3.07%	01/24/23	127,426
500,000	Wells Fargo & Co., Global Medium-Term Note	2.60%	07/22/20	502,113

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	$542,582
250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	278,654
1,345,000	Wells Fargo Bank N.A., Bank Note (c)	2.08%	09/09/22	1,343,923
250,000	Wells Fargo Bank N.A., Bank Note, SOFR + 0.48% (b)	2.03%	03/25/20	250,424
				14,750,444
	Beverages — 0.7%
515,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	598,522
390,000	Constellation Brands, Inc.	4.25%	05/01/23	415,898
420,000	Molson Coors Brewing Co.	2.25%	03/15/20	420,176
				1,434,596
	Biotechnology — 0.3%
540,000	Amgen, Inc.	4.40%	05/01/45	611,516
	Chemicals — 0.2%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	441,427
	Commercial Services — 0.8%
500,000	Global Payments, Inc.	3.80%	04/01/21	510,038
335,000	Global Payments, Inc.	3.20%	08/15/29	340,804
600,000	RELX Capital, Inc.	4.00%	03/18/29	659,918
61,000	Service Corp. International	4.63%	12/15/27	63,429
				1,574,189
	Diversified Financial Services — 0.7%
75,000	Air Lease Corp.	4.75%	03/01/20	75,468
570,000	Air Lease Corp.	3.88%	07/03/23	596,678
50,000	International Lease Finance Corp.	4.63%	04/15/21	51,630
615,000	Raymond James Financial, Inc.	3.63%	09/15/26	657,597
				1,381,373
	Electric — 0.9%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	78,293
150,000	Duke Energy Progress LLC	3.70%	09/01/28	164,441
100,000	Duquesne Light Holdings, Inc. (a)	6.40%	09/15/20	103,032
100,000	Evergy Metro, Inc.	4.20%	06/15/47	116,654
75,000	Florida Power & Light Co.	3.95%	03/01/48	87,369
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	103,569
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	532,901
100,000	PNM Resources, Inc.	3.25%	03/09/21	101,277
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	116,883
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	494,954
75,000	Tucson Electric Power Co.	5.15%	11/15/21	78,684
				1,978,057
	Entertainment — 0.0%
95,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	98,546
	Environmental Control — 0.4%
200,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	210,024
75,000	Republic Services, Inc.	3.95%	05/15/28	83,010
500,000	Waste Management, Inc.	3.20%	06/15/26	526,154
				819,188

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Food — 2.3%
$250,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	2.75%	03/15/21	$250,632
390,000	Campbell Soup Co.	3.30%	03/15/21	395,734
250,000	Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b)	2.51%	10/09/20	250,358
250,000	Conagra Brands, Inc.	4.60%	11/01/25	275,247
650,000	General Mills, Inc.	4.00%	04/17/25	702,496
105,000	General Mills, Inc.	4.70%	04/17/48	125,302
80,000	Kraft Heinz Foods Co.	3.00%	06/01/26	79,775
100,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	129,686
55,000	Kraft Heinz Foods Co.	5.00%	06/04/42	58,546
65,000	Kraft Heinz Foods Co.	5.20%	07/15/45	70,224
765,000	Kraft Heinz Foods Co.	4.38%	06/01/46	746,369
925,000	Kraft Heinz Foods Co. (a)	4.88%	10/01/49	963,519
249,000	Kroger (The) Co.	5.40%	01/15/49	303,884
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	427,365
				4,779,137
	Forest Products & Paper — 0.3%
540,000	Georgia-Pacific LLC (a)	5.40%	11/01/20	556,074
	Gas — 0.3%
70,000	NiSource, Inc.	3.65%	06/15/23	73,184
500,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	645,761
				718,945
	Healthcare-Products — 0.8%
400,000	Becton Dickinson and Co.	3.25%	11/12/20	404,445
375,000	Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)	2.98%	12/29/20	375,239
500,000	Boston Scientific Corp.	3.45%	03/01/24	523,570
150,000	Fresenius US Finance II, Inc. (a)	4.25%	02/01/21	153,122
208,000	Hologic, Inc. (a)	4.63%	02/01/28	220,032
				1,676,408
	Healthcare-Services — 2.1%
615,000	Anthem, Inc.	3.35%	12/01/24	641,558
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	682,619
320,000	Encompass Health Corp.	4.75%	02/01/30	331,137
525,000	Fresenius Medical Care US Finance II, Inc. (a)	4.13%	10/15/20	530,869
200,000	HCA, Inc.	5.00%	03/15/24	217,435
90,000	HCA, Inc.	5.25%	04/15/25	100,321
290,000	HCA, Inc.	4.13%	06/15/29	306,105
400,000	HCA, Inc.	5.25%	06/15/49	451,520
100,000	Humana, Inc.	3.15%	12/01/22	102,460
105,000	Humana, Inc.	3.13%	08/15/29	106,820
90,000	Humana, Inc.	4.95%	10/01/44	105,553
180,000	Providence St Joseph Health Obligated Group, Series H	2.75%	10/01/26	183,362
340,000	Quest Diagnostics, Inc.	4.20%	06/30/29	375,065
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	155,625
99,000	WellCare Health Plans, Inc.	5.25%	04/01/25	103,825
				4,394,274
	Household Products/Wares — 0.0%
60,000	Spectrum Brands, Inc.	6.13%	12/15/24	62,125
	Insurance — 0.9%
205,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	242,158

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$140,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	$146,791
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	794,993
150,000	Pricoa Global Funding I (a)	3.45%	09/01/23	157,192
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	181,895
325,000	Willis North America, Inc.	2.95%	09/15/29	321,970
				1,844,999
	Media — 1.2%
600,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	695,857
815,000	Comcast Corp.	2.35%	01/15/27	815,513
287,000	CSC Holdings LLC (a)	6.50%	02/01/29	320,661
100,000	NBCUniversal Media LLC	2.88%	01/15/23	102,779
150,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	153,374
390,000	Walt Disney (The) Co.	4.00%	10/01/23	417,147
				2,505,331
	Miscellaneous Manufacturing — 0.4%
175,000	General Electric Co., Global Medium-Term Note	2.20%	01/09/20	174,984
100,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	102,670
205,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	251,628
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	327,795
				857,077
	Oil & Gas — 0.5%
88,000	Antero Resources Corp.	5.13%	12/01/22	71,720
100,000	Antero Resources Corp.	5.63%	06/01/23	71,000
236,000	Antero Resources Corp.	5.00%	03/01/25	153,400
15,000	Centennial Resource Production LLC (a)	5.38%	01/15/26	14,105
29,000	CrownRock L.P. / CrownRock Finance, Inc. (a)	5.63%	10/15/25	28,728
435,000	EQT Corp.	3.90%	10/01/27	379,411
125,000	Occidental Petroleum Corp.	3.50%	08/15/29	126,327
120,000	Range Resources Corp.	4.88%	05/15/25	98,100
36,000	WPX Energy, Inc.	5.75%	06/01/26	37,028
				979,819
	Oil & Gas Services — 0.0%
70,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	72,056
	Packaging & Containers — 0.8%
490,000	Amcor Finance USA, Inc. (a)	4.50%	05/15/28	534,840
58,000	Ball Corp.	4.00%	11/15/23	60,755
41,000	Berry Global, Inc. (a)	4.88%	07/15/26	42,973
58,000	Graphic Packaging International LLC	4.88%	11/15/22	60,918
75,000	Matthews International Corp. (a)	5.25%	12/01/25	71,656
329,497	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	330,304
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	65,725
125,000	Silgan Holdings, Inc.	4.75%	03/15/25	128,177
405,000	WRKCo, Inc.	4.65%	03/15/26	444,684
				1,740,032
	Pharmaceuticals — 2.8%
85,000	AbbVie, Inc.	4.50%	05/14/35	94,287
200,000	AbbVie, Inc.	4.88%	11/14/48	228,999

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$565,000	AbbVie, Inc. (a)	4.25%	11/21/49	$596,289
100,000	Bayer US Finance II LLC (a)	3.50%	06/25/21	101,675
1,000,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	1,094,188
265,000	Bayer US Finance II LLC (a)	4.63%	06/25/38	291,002
100,000	Bayer US Finance II LLC (a)	4.40%	07/15/44	102,613
435,000	Bristol-Myers Squibb Co. (a)	3.90%	02/20/28	476,742
75,000	Cigna Corp. (a)	3.05%	10/15/27	75,984
1,045,000	Cigna Corp.	4.38%	10/15/28	1,161,319
1,165,000	CVS Health Corp.	5.05%	03/25/48	1,380,547
182,000	Elanco Animal Health, Inc.	4.27%	08/28/23	190,633
				5,794,278
	Pipelines — 1.8%
70,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	72,274
145,000	EQM Midstream Partners L.P.	5.50%	07/15/28	133,653
370,000	Kinder Morgan, Inc.	5.55%	06/01/45	435,333
93,090	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	115,374
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	154,184
436,000	Rockies Express Pipeline LLC (a)	5.63%	04/15/20	442,853
100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	104,153
66,136	Ruby Pipeline LLC (a)	6.50%	04/01/22	68,481
100,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	111,795
400,000	Spectra Energy Partners L.P.	4.60%	06/15/21	411,753
50,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	51,016
930,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	980,805
75,000	TC PipeLines L.P.	3.90%	05/25/27	78,059
54,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	51,994
510,000	Williams Cos., (The), Inc.	3.75%	06/15/27	522,575
				3,734,302
	Real Estate Investment Trusts — 6.3%
450,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	480,804
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	78,877
150,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	151,411
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	78,006
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	534,878
300,000	Boston Properties L.P.	4.13%	05/15/21	307,433
250,000	Boston Properties L.P.	2.75%	10/01/26	252,644
200,000	Boston Properties L.P.	3.40%	06/21/29	209,480
550,000	Camden Property Trust	2.95%	12/15/22	561,801
500,000	CubeSmart L.P.	4.38%	02/15/29	552,531
515,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	517,137
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	517,153
250,000	Digital Realty Trust LP	3.95%	07/01/22	260,559
325,000	Essex Portfolio L.P.	3.63%	08/15/22	335,887
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	218,948
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	276,064
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	204,733
115,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	116,313
575,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	592,354
575,000	Healthcare Trust of America Holdings L.P.	3.70%	04/15/23	596,791
47,000	Healthpeak Properties, Inc.	4.25%	11/15/23	50,315
75,000	Healthpeak Properties, Inc.	4.00%	06/01/25	80,791

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	$525,906
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	193,002
400,000	Kilroy Realty L.P.	3.45%	12/15/24	415,046
400,000	Kilroy Realty L.P.	4.38%	10/01/25	433,358
500,000	Kimco Realty Corp.	3.40%	11/01/22	515,608
325,000	Liberty Property L.P.	4.13%	06/15/22	339,529
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	128,993
200,000	National Retail Properties, Inc.	3.80%	10/15/22	207,726
250,000	National Retail Properties, Inc.	3.90%	06/15/24	264,474
400,000	Reckson Operating Partnership L.P.	7.75%	03/15/20	406,109
40,000	SBA Communications Corp.	4.88%	09/01/24	41,587
225,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	2.88%	08/16/21	225,026
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	332,144
300,000	Ventas Realty L.P.	3.75%	05/01/24	315,991
250,000	Ventas Realty L.P.	2.65%	01/15/25	251,155
75,000	Ventas Realty L.P.	4.00%	03/01/28	80,862
250,000	VEREIT Operating Partnership L.P.	4.63%	11/01/25	273,521
1,000,000	WEA Finance LLC (a)	3.15%	04/05/22	1,020,457
250,000	Welltower, Inc.	3.75%	03/15/23	261,438
				13,206,842
	Retail — 0.7%
100,000	Family Dollar Stores, Inc.	5.00%	02/01/21	103,629
75,000	Home Depot (The), Inc.	3.90%	12/06/28	84,609
446,000	Rite Aid Corp. (a)	6.13%	04/01/23	370,180
75,000	Starbucks Corp.	3.80%	08/15/25	80,830
100,000	Walgreen Co.	3.10%	09/15/22	101,539
300,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	304,569
435,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/44	450,209
				1,495,565
	Semiconductors — 0.4%
565,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	565,096
205,000	Broadcom, Inc. (a)	3.13%	04/15/21	207,294
				772,390
	Telecommunications — 2.0%
594,000	AT&T, Inc.	4.85%	03/01/39	677,442
655,000	AT&T, Inc.	4.75%	05/15/46	733,457
289,000	Level 3 Financing, Inc.	5.38%	01/15/24	294,539
54,000	Qwest Corp.	6.75%	12/01/21	57,926
125,000	Qwest Corp.	7.25%	09/15/25	143,270
335,000	SES GLOBAL Americas Holdings G.P. (a)	5.30%	03/25/44	332,890
311,000	Sprint Communications, Inc. (a)	7.00%	03/01/20	313,769
1,005,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	1,068,230
90,000	T-Mobile USA, Inc.	6.00%	03/01/23	91,791
130,000	T-Mobile USA, Inc.	6.50%	01/15/24	134,874
238,000	T-Mobile USA, Inc.	6.00%	04/15/24	246,824
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	77,609
				4,172,621

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Trucking & Leasing — 0.2%
$500,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	2.86%	06/01/21	$501,627
	Water — 0.1%
250,000	American Water Capital Corp.	3.45%	06/01/29	266,818
	Total Corporate Bonds and Notes			81,098,067
	(Cost $76,616,089)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.5%
	Collateralized Mortgage Obligations — 0.7%
	Federal Home Loan Mortgage Corporation
152,251	Series 2018-4824, Class ZC	4.00%	09/15/48	152,858
	Federal National Mortgage Association
556,293	Series 2012-128, Class UA	2.50%	06/25/42	547,936
2,869,232	Series 2013-18, Class MI, IO	3.00%	02/25/33	202,687
	Government National Mortgage Association
1,795,105	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.88%	10/20/33	230,181
2,609,187	Series 2018-63, Class IO, IO	4.00%	09/20/47	405,243
				1,538,905
	Commercial Mortgage-Backed Securities — 10.9%
	Federal National Mortgage Association
41,914	Series 2010-M4, Class A3	3.82%	06/25/20	42,149
10,374,108	Series 2012-M4, Class X1, IO (e) (f)	0.64%	04/25/22	106,837
2,674,076	Series 2014-M6, Class X2, IO (e) (h)	0.34%	05/25/21	6,913
30,336,315	Series 2015-M4, Class X2, IO (e)	0.48%	07/25/22	216,356
790,354	Series 2016-M2, Class AL	3.47%	04/25/36	863,102
329,984	Series 2016-M2, Class X3, IO (e)	2.05%	04/25/36	9,782
3,142,893	Series 2016-M4, Class X2, IO (e)	2.71%	01/25/39	251,095
522,413	Series 2016-M11, Class AL	2.94%	07/25/39	534,609
546,159	Series 2016-M11, Class X2, IO (e)	2.71%	07/25/39	19,061
1,210,348	Series 2017-M14, Class A1 (f)	2.97%	11/25/27	1,253,519
1,345,085	Series 2017-M15, Class A1 (f)	3.06%	09/25/27	1,406,653
1,000,000	Series 2019-M24, Class A1 (g)	2.38%	11/25/28	1,017,617
	Freddie Mac Multifamily Structured Pass Through Certificates
7,667,368	Series 2010-K006, Class AX1, IO (e)	1.02%	01/25/20	77
513,335	Series 2010-K007, Class X1, IO (e)	1.19%	04/25/20	57
2,000,000	Series 2011-K010, Class X3, IO (e)	4.78%	11/25/44	59,556
3,000,000	Series 2011-K011, Class X3, IO (e)	2.66%	12/25/43	59,186
5,413,749	Series 2011-K012, Class X3, IO (e)	2.33%	01/25/41	103,074
550,000	Series 2011-KAIV, Class X2, IO (e)	3.61%	06/25/41	28,427
8,139,000	Series 2012-K021, Class X3, IO (e)	2.03%	07/25/40	392,099
2,500,000	Series 2012-K022, Class X3, IO (e)	1.87%	08/25/40	108,904
3,100,000	Series 2013-K025, Class X3, IO (e)	1.81%	11/25/40	146,387
25,442,871	Series 2013-K031, Class X1, IO (e)	0.33%	04/25/23	170,711
18,144,956	Series 2013-K035, Class X1, IO (e)	0.52%	08/25/23	225,195
4,000,000	Series 2013-K035, Class X3, IO (e)	1.85%	12/25/41	246,963
2,500,000	Series 2014-K037, Class X3, IO (e)	2.28%	01/25/42	197,614
37,598,715	Series 2014-K714, Class X3, IO (e)	1.85%	01/25/42	459,118
11,000,000	Series 2014-K715, Class X3, IO (e)	2.08%	02/25/41	242,014
30,235,000	Series 2014-K716, Class X3, IO (e)	1.85%	08/25/42	845,561

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$9,672,633	Series 2015-K042, Class X1, IO (e)	1.18%	12/25/24	$435,758
14,568,133	Series 2015-K044, Class X1, IO (e)	0.87%	01/25/25	454,329
8,765,981	Series 2015-K045, Class X1, IO (e)	0.57%	01/25/25	174,841
1,477,931	Series 2015-K719, Class X1, IO (e) (h)	0.56%	06/25/22	3,163
1,408,754	Series 2015-K720, Class X1, IO (e)	0.64%	08/25/22	15,150
32,070	Series 2015-KP02, Class A2 (b)	2.36%	04/25/21	32,027
3,535,658	Series 2016-K054, Class X1, IO (e)	1.31%	01/25/26	219,003
2,450,000	Series 2016-K056, Class XAM, IO (e)	1.29%	05/25/26	170,665
7,909,962	Series 2016-K057, Class X1, IO (e)	1.32%	07/25/26	512,301
167,620	Series 2016-KF15, Class A, 1 Mo. LIBOR + 0.67% (b)	2.45%	02/25/23	167,641
407,405	Series 2016-KJ03, Class A1	1.67%	01/25/21	406,317
154,177	Series 2016-KJ05, Class A1	1.42%	05/25/21	153,927
3,794,576	Series 2016-KS06, Class X, IO (e)	1.20%	08/25/26	202,281
5,000,000	Series 2016-KS07, Class X, IO (e)	0.78%	09/25/25	171,527
7,020,811	Series 2016-KW01, Class X1, IO (e)	1.11%	01/25/26	336,095
2,230,000	Series 2017-K728, Class X3, IO (e)	2.02%	11/25/45	185,643
347,461	Series 2017-Q004, Class A2H (b)	2.96%	01/25/46	349,981
698,623	Series 2017-Q006, Class APT1 (b)	2.62%	07/25/26	727,868
6,000,000	Series 2018-K078, Class XAM, IO (e)	0.15%	06/25/28	31,230
119,266	Series 2018-K155, Class A1	3.75%	11/25/29	129,118
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	141,573
1,113,716	Series 2018-KJ21, Class A1	3.11%	06/25/25	1,168,292
445,103	Series 2018-Q007, Class APT1 (f)	2.98%	10/25/47	454,167
267,717	Series 2018-Q007, Class APT2 (f)	3.33%	10/25/47	278,821
125,000	Series 2018-W5FX, Class AFX (e)	3.34%	04/25/28	133,015
2,330,000	Series 2019-K093, Class XAM, IO (e)	1.33%	05/25/29	234,841
1,750,000	Series 2019-K097, Class XAM, IO (e)	1.48%	07/25/29	203,413
1,365,000	Series 2019-KC04, Class X1, IO (e)	1.41%	12/25/26	90,051
4,697,662	Series 2019-K734, Class X1, IO (e)	0.79%	02/25/26	165,352
3,299,830	Series 2019-K736, Class X1, IO (e)	1.44%	07/25/26	239,756
2,900,000	Series 2019-K736, Class XAM, IO (e)	1.83%	07/25/26	291,203
1,191,126	Series 2019-KJ24, Class A1	2.28%	05/25/26	1,214,271
555,993	Series 2019-KJ25, Class A1	2.15%	11/25/24	560,373
1,353,148	Series 2019-KJ26, Class A1	2.14%	07/25/25	1,353,880
1,800,000	Series 2019-KS11, Class XFX, IO (e)	1.76%	06/25/29	219,605
930,394	Series 2019-Q010, Class APT1 (e)	2.90%	04/25/46	939,272
477,905	Series 2019-Q010, Class APT2 (e)	2.96%	12/25/47	484,303
	FREMF Mortgage Trust
8,859,578	Series 2013-K713, Class X2A, IO (i)	0.10%	04/25/46	48
	FRESB Mortgage Trust
105,340	Series 2016-SB20, Class A5F (e)	1.74%	07/25/21	105,222
66,354	Series 2016-SB24, Class A5H, 1 Mo. LIBOR + 2.00% (b)	2.00%	10/25/36	66,384
	Government National Mortgage Association
375,536	Series 2009-80, Class C (f)	5.04%	04/16/50	387,103
795,279	Series 2013-125, Class IO, IO (f)	0.67%	10/16/54	23,319
3,321,428	Series 2014-125, Class IO, IO (f)	0.96%	11/16/54	194,408
				22,840,173
	Pass-through Securities — 8.9%
	Federal Home Loan Mortgage Corporation
444,072	Pool WA3208	3.98%	04/01/34	505,915
296,796	Pool WA3303	3.83%	05/01/35	327,887

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association
$89,379	Pool 466551	3.75%	07/01/21	$91,287
125,000	Pool 466893	4.05%	01/01/21	126,661
1,105,000	Pool 468764	4.16%	07/01/21	1,139,289
10,279	Pool AD0849	4.25%	02/01/20	10,282
493,198	Pool AM2974	4.10%	04/01/43	526,469
1,059,980	Pool AM4865	4.24%	12/01/29	1,206,370
681,384	Pool AM8745	2.81%	05/01/27	708,671
295,000	Pool AM9440	3.05%	07/01/27	311,775
750,767	Pool AM9897	3.50%	09/01/35	827,887
53,426	Pool AN0026	3.48%	11/01/35	58,278
44,491	Pool AN0976	3.26%	02/01/28	47,657
417,113	Pool AN9114	3.58%	05/01/29	453,807
625,000	Pool AN9164	3.55%	05/01/30	689,297
100,000	Pool AN9297	3.69%	05/01/30	111,033
1,025,000	Pool AN9447	3.78%	07/01/33	1,147,655
900,000	Pool AN9502	3.96%	06/01/33	1,013,685
500,000	Pool AN9540	3.75%	06/01/33	558,403
860,000	Pool AN9706	3.76%	07/01/33	960,472
614,967	Pool AN9756	3.94%	07/01/33	685,366
350,000	Pool BL0242	3.82%	11/01/30	394,327
130,000	Pool BL0530	4.03%	11/01/33	149,642
100,000	Pool BL0640	4.10%	11/01/33	114,274
1,146,516	Pool BL0661	3.99%	11/01/33	1,283,674
450,000	Pool BL1052	3.95%	12/01/28	505,135
495,000	Pool BL1132	3.73%	01/01/29	548,984
1,430,000	Pool BL1137	3.73%	01/01/29	1,585,954
425,072	Pool BL1154	3.86%	02/01/29	472,763
140,000	Pool BL1163	4.17%	01/01/34	161,286
670,000	Pool BL1414	3.96%	01/01/34	755,955
494,838	Pool BL1416	3.86%	01/01/29	547,794
200,000	Pool BL1452	3.90%	01/01/34	223,803
326,000	Pool BL1882	3.60%	03/01/34	362,261
				18,613,998
	Total U.S. Government Agency Mortgage-Backed Securities			42,993,076
	(Cost $42,202,460)

MORTGAGE-BACKED SECURITIES — 9.9%
	Collateralized Mortgage Obligations — 9.9%
	Adjustable Rate Mortgage Trust
148,874	Series 2005-8, Class 3A21 (e)	4.15%	11/25/35	135,963
	Alternative Loan Trust
361,292	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	2.21%	06/25/35	348,778
116,300	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	3.81%	01/25/36	119,218
398,216	Series 2006-33CB, Class 2A1	6.00%	11/25/36	332,145
362,630	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	1.91%	06/25/37	347,056

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	American Home Mortgage Assets Trust
$990,840	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	3.03%	02/25/47	$614,190
	American Home Mortgage Investment Trust
917,336	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	2.29%	11/25/45	914,773
	Banc of America Funding Trust
63,741	Series 2005-B, Class 3A3, 1 Mo. LIBOR + 0.60% (b)	2.32%	04/20/35	63,897
	BCAP LLC Trust
450,913	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b)	1.92%	04/25/37	445,504
	Bear Stearns Mortgage Funding Trust
639,525	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	1.89%	10/25/36	618,120
371,900	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	1.87%	01/25/37	365,586
302,112	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	1.85%	03/25/37	293,516
	CIM Trust
313,719	Series 2017-7, Class A (a)	3.00%	04/25/57	316,350
255,996	Series 2017-8, Class A1 (a)	3.00%	12/25/65	257,118
319,000	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	2.86%	09/25/58	318,008
	Credit Suisse Mortgage Trust
406,897	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	412,654
104,466	Series 2014-2R, Class 28A1 (a) (e)	3.00%	06/27/37	104,979
	DSLA Mortgage Loan Trust
96,406	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b)	2.09%	01/19/45	94,099
	First Horizon Alternative Mortgage Securities Trust
69,778	Series 2004-AA4, Class A1 (e)	3.97%	10/25/34	70,366
	GreenPoint Mortgage Funding Trust
105,243	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	2.29%	02/25/36	102,932
601,008	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	1.91%	03/25/47	591,421
	GreenPoint MTA Trust
586,329	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)	1.95%	08/25/45	566,206
	HarborView Mortgage Loan Trust
255,848	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)	2.06%	06/20/35	256,309
102,339	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)	2.17%	06/20/35	103,940
812,304	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	2.71%	10/25/37	779,990
	HomeBanc Mortgage Trust
399,286	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b)	1.98%	10/25/35	405,492
	Impac CMB Trust
105,858	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	2.23%	04/25/35	105,032
	IndyMac INDX Mortgage Loan Trust
563,899	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	2.35%	07/25/45	533,479
801,030	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)	1.92%	05/25/46	791,506
333,599	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)	1.83%	08/25/36	305,829
201,175	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	1.90%	04/25/37	191,159
	JP Morgan Alternative Loan Trust
119,271	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	2.05%	04/25/47	114,434
	Lehman XS Trust
470,148	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	2.01%	11/25/35	469,978
	MASTR Adjustable Rate Mortgages Trust
658,089	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b)	1.86%	03/25/47	641,195
	Merrill Lynch Mortgage Investors Trust
252,312	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	2.33%	08/25/28	251,171
435,707	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	2.78%	11/25/29	441,410
	Morgan Stanley Resecuritization Trust
98,803	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	2.78%	06/26/47	98,164

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Opteum Mortgage Acceptance Corp Trust
$792,705	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)	2.01%	04/25/36	$776,272
	Structured Adjustable Rate Mortgage Loan Trust
76,487	Series 2005-12, Class 3A1 (e)	4.33%	06/25/35	76,064
713,296	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	1.87%	12/25/36	700,359
932,562	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.22% (b)	1.93%	05/25/37	908,119
	Structured Asset Mortgage Investments II Trust
466,980	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	2.17%	05/25/45	467,917
628,150	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	1.94%	02/25/36	580,641
613,691	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b)	1.93%	05/25/36	590,643
663,575	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)	1.90%	06/25/36	649,492
96,046	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	1.92%	05/25/36	91,684
774,623	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)	1.91%	10/25/36	734,937
337,066	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	1.89%	01/25/37	327,259
	Structured Asset Mortgage Investments Trust
229,697	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	2.41%	11/19/33	227,694
	WaMu Mortgage Pass-Through Certificates Trust
226,443	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	2.49%	10/25/44	226,802
71,260	Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b)	2.29%	07/25/45	70,923
88,239	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b)	2.03%	08/25/45	88,190
235,129	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	1.97%	11/25/45	230,588
525,085	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	3.33%	02/25/46	538,468
80,237	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	3.29%	09/25/46	74,660
	Wells Fargo Mortgage Backed Securities Trust
463,304	Series 2007-AR5, Class A1 (e)	4.56%	10/25/37	422,266
				20,704,945
	Commercial Mortgage-Backed Obligations — 0.0%
	COMM Mortgage Trust
1,568,264	Series 2012-CR4, Class XA, IO (e)	1.85%	10/15/45	58,847
	JP Morgan Chase Commercial Mortgage Securities Trust
27,357	Series 2010-C1, Class A2 (a)	4.61%	06/15/43	27,390
				86,237
	Total Mortgage-Backed Securities			20,791,182
	(Cost $20,401,461)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES— 8.5%
	Banks — 1.0%
200,000	Global Bank Corp. (USD) (c) (j)	5.25%	04/16/29	$213,500
125,000	Lloyds Bank PLC (USD)	3.30%	05/07/21	127,094
540,000	Lloyds Banking Group PLC (USD) (c)	2.91%	11/07/23	546,178
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	210,679
250,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	269,150
650,000	Santander UK PLC (USD)	3.40%	06/01/21	662,838
				2,029,439

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.4%
390,000	Bacardi Ltd. (USD) (a)	4.70%	05/15/28	$424,088
200,000	Bacardi Ltd. (USD) (a)	5.30%	05/15/48	228,601
125,000	Pernod Ricard S.A. (USD) (a)	4.45%	01/15/22	131,028
				783,717
	Commercial Services — 0.5%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	218,966
250,000	IHS Markit Ltd. (USD) (a)	4.75%	02/15/25	273,445
465,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	518,562
				1,010,973
	Diversified Financial Services — 2.0%
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	619,886
20,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	20,678
54,000	Avolon Holdings Funding Ltd. (USD) (a)	5.13%	10/01/23	58,202
1,065,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	1,064,129
1,755,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,892,244
250,000	Park Aerospace Holdings Ltd. (USD) (a)	3.63%	03/15/21	253,163
185,000	Park Aerospace Holdings Ltd. (USD) (a)	5.50%	02/15/24	202,695
				4,110,997
	Electric — 0.1%
250,000	Mong Duong Finance Holdings B.V. (USD) (j)	5.13%	05/07/29	256,101
	Internet — 0.2%
300,000	Tencent Holdings Ltd. (USD) (a)	3.98%	04/11/29	322,877
	Machinery-Diversified — 0.0%
110,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)	7.75%	04/15/26	104,205
	Media — 0.1%
200,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	08/15/26	210,711
	Mining — 0.3%
250,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.63%	08/01/27	261,479
300,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	365,988
				627,467
	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	41,988
	Oil & Gas — 1.1%
440,000	KazMunayGas National Co. JSC (USD) (j)	5.38%	04/24/30	507,188
75,000	Petrobras Global Finance B.V. (USD) (a)	5.09%	01/15/30	78,619
200,000	Petroleos del Peru S.A. (USD) (j)	4.75%	06/19/32	216,670
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	372,196
325,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	320,770
419,000	Petroleos Mexicanos (USD) (a)	7.69%	01/23/50	450,716
119,260	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	120,930
293,000	Transocean Poseidon Ltd. (USD) (a)	6.88%	02/01/27	299,540
				2,366,629

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers — 0.0%
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	$18,007
	Pharmaceuticals — 0.3%
390,000	Allergan Funding SCS (USD)	4.55%	03/15/35	425,465
6,000	Bausch Health Cos., Inc. (USD) (a)	5.75%	08/15/27	6,518
225,000	Shire Acquisitions Investments Ireland DAC (USD)	2.40%	09/23/21	226,077
				658,060
	Pipelines — 0.4%
200,000	Peru LNG SRL (USD) (j)	5.38%	03/22/30	194,569
200,000	Southern Gas Corridor CJSC (USD) (j)	6.88%	03/24/26	236,503
350,000	TransCanada Pipelines Ltd. (USD)	5.10%	03/15/49	423,456
				854,528
	Retail — 0.3%
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	525,396
	Savings & Loans — 0.5%
630,000	Nationwide Building Society (USD) (a) (c)	3.62%	04/26/23	646,622
135,000	Nationwide Building Society (USD) (a) (c)	3.77%	03/08/24	139,666
325,000	Nationwide Building Society (USD) (a) (c)	4.36%	08/01/24	343,481
				1,129,769
	Semiconductors — 0.2%
500,000	NXP B.V. / NXP Funding LLC (USD) (a)	4.13%	06/01/21	512,664
	Telecommunications — 1.1%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	211,589
625,000	Intelsat Jackson Holdings S.A. (USD) (a)	8.50%	10/15/24	515,625
18,000	Intelsat Jackson Holdings S.A. (USD) (a)	9.75%	07/15/25	15,165
475,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	647,901
200,000	SES S.A. (USD) (a)	3.60%	04/04/23	202,723
100,000	Vodafone Group PLC (USD)	3.75%	01/16/24	105,511
325,000	Vodafone Group PLC (USD)	5.25%	05/30/48	388,954
228,000	Vodafone Group PLC (USD)	4.88%	06/19/49	259,524
				2,346,992
	Total Foreign Corporate Bonds and Notes			17,910,520
	(Cost $16,809,387)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 8.3%
	321 Henderson Receivables LLC
$347,800	Series 2013-2A, Class A (a)	4.21%	03/15/62	$383,333
	ABFC Trust
111,142	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	2.01%	05/25/37	109,748
	ACE Securities Corp Home Equity Loan Trust
1,107,422	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.15% (b)	1.86%	06/25/36	903,409
	Argent Securities, Inc.
160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)	2.15%	11/25/35	159,696
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	856,074

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Carrington Mortgage Loan Trust
$75,723	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)	2.19%	10/25/35	$76,094
	Citigroup Mortgage Loan Trust
1,292,847	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)	1.81%	12/25/36	1,004,136
	Citigroup Mortgage Loan Trust, Inc.
36,822	Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)	2.12%	10/25/35	37,224
27,252	Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)	2.06%	03/25/37	27,318
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	1.97%	06/25/37	415,410
	Conseco Finance Corp.
65,878	Series 1996-7, Class M1	7.70%	09/15/26	69,441
	Countrywide Asset-Backed Certificates
231,975	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)	1.88%	09/25/36	229,835
	Credit-Based Asset Servicing & Securitization LLC
957,000	Series 2006-MH1, Class B1 (a) (k)	6.25%	10/25/36	991,783
	EquiFirst Mortgage Loan Trust
138,961	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	2.43%	04/25/35	139,251
	First Franklin Mortgage Loan Trust
138,794	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b)	1.86%	08/25/36	124,167
	Fremont Home Loan Trust
24,818	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b)	2.44%	01/25/35	24,856
92,344	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)	2.05%	11/25/35	92,835
	GSAMP Trust
1,300,000	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)	1.97%	06/25/36	1,272,957
	JP Morgan Mortgage Acquisition Trust
737,543	Series 2006-WF1, Class A5, steps up to 6.91% after Redemption Date (l)	6.41%	07/25/36	368,563
	Mastr Asset Backed Securities Trust
159,570	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	1.87%	11/25/36	112,032
	Mid-State Capital Trust
28,432	Series 2010-1, Class A (a)	3.50%	12/15/45	29,211
	Navient Student Loan Trust
34,495	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	2.22%	06/25/31	34,087
	NovaStar Mortgage Funding Trust
590,065	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	1.91%	09/25/37	576,982
	Residential Asset Mortgage Product, Inc.
160,000	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)	2.26%	09/25/35	160,571
900,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	2.16%	03/25/36	903,366
	Residential Asset Securities Corp.
150,000	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)	2.13%	12/25/35	150,696
150,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.04%	04/25/36	150,164
	SLM Student Loan Trust
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	2.69%	10/27/70	821,746
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	3.14%	01/25/83	282,821
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	3.14%	04/26/83	286,769
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	3.79%	07/25/73	644,479
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	3.79%	07/26/83	293,880
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	4.19%	10/25/75	219,800
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	4.19%	10/25/83	798,918
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	3.51%	09/25/43	96,622
	Soundview Home Loan Trust
680,000	Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)	2.18%	11/25/35	675,404
138,849	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	1.96%	07/25/37	127,434
	Structured Receivables Finance LLC
159,248	Series 2010-B, Class A (a)	3.73%	08/15/36	160,774

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	United States Small Business Administration
$821,129	Series 2007-20A, Class 1	5.32%	01/01/27	$869,448
1,239,893	Series 2008-20F, Class 1	5.68%	06/01/28	1,342,841
1,219,065	Series 2008-20H, Class 1	6.02%	08/01/28	1,324,447
	Total Asset-Backed Securities			17,348,622
	(Cost $17,406,828)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES— 3.6%
	Bahrain — 0.1%
200,000	Bahrain Government International Bond (USD) (j)	7.00%	10/12/28	230,500
	Brazil — 0.2%
250,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	266,438
	Colombia — 0.2%
400,000	Colombia Government International Bond (USD)	3.88%	04/25/27	421,139
	Dominican Republic — 0.1%
200,000	Dominican Republic International Bond (USD) (j)	6.00%	07/19/28	218,822
	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (a)	5.58%	02/21/23	207,468
	Indonesia — 0.1%
200,000	Perusahaan Penerbit SBSN Indonesia III (USD) (j)	4.15%	03/29/27	214,102
	Japan — 1.9%
115,000,000	Japan Treasury Discount Bill, Series 808 (JPY)	(m)	01/20/20	1,051,260
110,000,000	Japan Treasury Discount Bill, Series 861 (JPY)	(m)	01/14/20	1,005,515
215,000,000	Japan Treasury Discount Bill, Series 865 (JPY)	(m)	01/27/20	1,965,489
				4,022,264
	Mexico — 0.1%
200,000	Mexico Government International Bond (USD)	3.75%	01/11/28	207,550
	Oman — 0.1%
200,000	Oman Government International Bond (USD) (a)	5.63%	01/17/28	200,672
	Qatar — 0.2%
400,000	Qatar Government International Bond (USD) (j)	4.50%	04/23/28	458,522
	Russia — 0.1%
200,000	Russian Foreign Bond – Eurobond (USD) (j)	4.75%	05/27/26	222,110
	Saudi Arabia — 0.2%
400,000	Saudi Government International Bond (USD) (j)	3.63%	03/04/28	421,530
	South Africa — 0.1%
250,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	258,816

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Uruguay — 0.1%
200,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	$221,850
	Total Foreign Sovereign Bonds and Notes			7,571,783
	(Cost $7,416,117)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.7%
	California — 0.7%
$500,000	Los Angeles CA Unified School District	5.75%	07/01/34	650,395
500,000	Los Angeles Department of Water	6.01%	07/01/39	660,600
75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	86,768
	Total Municipal Bonds			1,397,763
	(Cost $1,339,158)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 0.2%
	Auto Manufacturers — 0.2%
310,000	Ford Motor Credit Co. LLC	3.25%	10/08/20	301,804
	Total Commercial Paper			301,804
	(Cost $301,635)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 0.1%

275,000	Federal Home Loan Banks	4.05%	09/21/33	278,162
	Total U.S. Government Bonds and Notes			278,162
	(Cost $274,862)

U.S. TREASURY BILLS — 7.4%

768,000	U.S. Treasury Bill (n)	(m)	12/26/19	767,213
3,975,000	U.S. Treasury Bill	(m)	02/13/20	3,962,546
5,405,000	U.S. Treasury Bill	(m)	02/20/20	5,386,353
5,470,000	U.S. Treasury Bill	(m)	02/27/20	5,449,510
	Total U.S. Treasury Bills			15,565,622
	(Cost $15,564,987)

Shares	Description	Value

MONEY MARKET FUNDS — 1.7%
3,646,690	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 1.46% (o)	3,646,690
	Total Money Market Funds	3,646,690
	(Cost $3,646,690)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Description	Value

Total Investments — 99.5%	$208,903,291
(Cost $201,979,674) (p)
Net Other Assets and Liabilities — 0.5%	957,202
Net Assets — 100.0%	$209,860,493

Futures Contracts at November 30, 2019:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	2	Mar-2020	$431,172	$4
U.S. 5-Year Treasury Notes	Long	82	Mar-2020	9,755,438	6,046
U.S. 10-Year Ultra Treasury Notes	Short	213	Mar-2020	(30,292,594)	94,962
Ultra U.S. Treasury Bond Futures	Short	68	Mar-2020	(12,764,875)	55,099
				$(32,870,859)	$156,111

Interest Rate Swap Agreements at November 30, 2019:

Counterparty	Floating Rate	Expiration Date	Notional Amount	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	4/11/2022	$9,465,000	2.264%(1)	$132,883
Citibank, Global Markets, Inc.	3 month LIBOR(2)	4/11/2025	3,895,000	2.337%(2)	(142,862)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	5/08/2022	5,165,000	2.283%(3)	75,448
Citibank, Global Markets, Inc.	3 month LIBOR(4)	5/08/2025	2,115,000	2.370%(4)	(80,958)
			$20,640,000		$(15,489)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.
(2)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.
(3)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2019, securities noted as such amounted to $25,437,926 or 12.1% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2019, securities noted as such are valued at $1,017,617 or 0.5% of net assets.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(l)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(m)	Zero coupon security.
(n)	All or a portion of this security is segregated as collateral for open futures contracts.
(o)	Rate shown reflects yield as of November 30, 2019.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,561,068 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,496,829. The net unrealized appreciation was $7,064,239. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates

Currency	Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$81,098,067	$—	$81,098,067	$—
U.S. Government Agency Mortgage-Backed Securities	42,993,076	—	42,993,076	—
Mortgage-Backed Securities	20,791,182	—	20,791,182	—
Foreign Corporate Bonds and Notes*	17,910,520	—	17,910,520	—
Asset-Backed Securities	17,348,622	—	17,348,622	—
Foreign Sovereign Bonds and Notes**	7,571,783	—	7,571,783	—
Municipal Bonds***	1,397,763	—	1,397,763	—
Commercial Paper*	301,804	—	301,804	—
U.S. Government Bonds and Notes	278,162	—	278,162	—
U.S. Treasury Bills	15,565,622	—	15,565,622	—
Money Market Funds	3,646,690	3,646,690	—	—
Total Investments	208,903,291	3,646,690	205,256,601	—
Futures Contracts	156,111	156,111	—	—
Interest Rate Swap Agreements	208,331	—	208,331	—
Total	$209,267,733	$3,802,801	$205,464,932	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Interest Rate Swap Agreements	$(223,820)	$—	$(223,820)	$—

* See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for country breakout.
*** See Portfolio of Investments for state breakout.

Restricted Securities

	Acquisition	Principal	Current	Carrying		% of Net Assets
Security	Date	Value	Price	Cost	Value
FREMF Mortgage Trust Series 2013-K713, Class X2A, IO, 0.10%, 04/25/46	06/18/18	$ 8,859,578	$ 0.00054	$ 1,555	$ 48	0.00%

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
November 30, 2019 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 99.9%
	Capital Markets — 99.9%
57,179	First Trust Emerging Markets Local Currency Bond ETF (a)	$2,161,961
326,248	First Trust Enhanced Short Maturity ETF (a)	19,597,718
670,814	First Trust Low Duration Opportunities ETF (a)	34,788,414
229,515	First Trust Senior Loan Fund (a)	10,897,372
90,339	First Trust Tactical High Yield ETF (a)	4,371,504
165,491	First Trust TCW Opportunistic Fixed Income ETF (a)	8,701,517
60,357	iShares MBS ETF	6,527,006
	Total Exchange-Traded Funds — 99.9%	87,045,492
	(Cost $86,836,114)

	Money Market Funds — 0.1%
43,705	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.52% (b)	43,705
	(Cost $43,705)

	Total Investments — 100.0%	87,089,197
	(Cost $86,879,819) (c)
	Net Other Assets and Liabilities — 0.0%	24,789
	Net Assets — 100.0%	$87,113,986

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $245,965 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,587. The net unrealized appreciation was $209,378.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$87,045,492	$—	$—
Money Market Funds	43,705	—	—
Total Investments	$87,089,197	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2019, and for the fiscal year-to-date period (September 1, 2019 to November 30, 2019) are as follows:

Security Name	Shares at 11/30/2019	Value at 8/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2019	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	57,179	$1,215,799	$958,865	$—	$(12,703)	$—	$2,161,961	$22,722
First Trust Enhanced Short Maturity ETF	326,248	11,259,941	8,346,588	—	(8,811)	—	19,597,718	84,881
First Trust Low Duration Opportunities ETF	670,814	20,129,332	14,759,875	(35,814)	(64,951)	(28)	34,788,414	154,748
First Trust Senior Loan Fund	229,515	7,477,145	4,734,661	(1,383,435)	75,014	(6,013)	10,897,372	94,540
First Trust Tactical High Yield ETF	90,339	2,502,346	1,848,048	—	21,110	—	4,371,504	41,075
First Trust TCW Opportunistic Fixed Income ETF	165,491	2,562,596	6,168,863	—	(29,942)	—	8,701,517	39,791
		$45,147,159	$36,816,900	$(1,419,249)	$(20,283)	$(6,041)	$80,518,486	$437,757

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
November 30, 2019 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.9%
CALL OPTIONS PURCHASED — 98.5%

245	SPDR® S&P 500® ETF Trust	$7,700,595	$3.07	08/21/20	$7,519,077
	(Cost $7,429,660)

PUT OPTIONS PURCHASED — 4.4%

245	SPDR® S&P 500® ETF Trust	7,700,595	307.10	08/21/20	340,292
	(Cost $381,304)
	Total Purchased Options				7,859,369
	(Cost $7,810,964)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%

85,510	Dreyfus Government Cash Management Fund, Institutional Shares - 1.54% (a)				85,510
	(Cost $85,510)
	Total Investments — 104.0%				7,944,879
	(Cost $7,896,474) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (4.0%)
CALL OPTIONS WRITTEN — (1.8%)

(245)	SPDR® S&P 500® ETF Trust	$(7,700,595)	$333.51	08/21/20	(139,757)
	(Premiums received $136,427)

PUT OPTIONS WRITTEN — (2.2%)

(245)	SPDR® S&P 500® ETF Trust	(7,700,595)	276.39	08/21/20	(169,079)
	(Premiums received $195,764)
	Total Written Options				(308,836)
	(Premiums received $332,191)
	Net Other Assets and Liabilities — (0.0)%				(2,396)
	Net Assets — 100.0%				$7,633,647

(a)	Rate shown reflects yield as of November 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $116,103 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,343. The net unrealized appreciation was $71,760. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$7,519,077	$—	$7,519,077	$—
Put Options Purchased	340,292	—	340,292	—
Money Market Funds	85,510	85,510	—	—
Total Investments	$7,944,879	$85,510	$7,859,369	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(139,757)	$—	$(139,757)	$—
Put Options Written	(169,079)	—	(169,079)	—
Total	$(308,836)	$—	$(308,836)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
November 30, 2019 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.0%
CALL OPTIONS PURCHASED — 98.8%

98	SPDR® S&P 500® ETF Trust	$3,080,238	$3.08	08/21/20	$3,007,534
	(Cost $2,939,837)

PUT OPTIONS PURCHASED — 3.2%

98	SPDR® S&P 500® ETF Trust	3,080,238	291.75	08/21/20	96,564
	(Cost $118,418)
	Total Purchased Options				3,104,098
	(Cost $3,058,255)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%

33,168	Dreyfus Government Cash Management Fund, Institutional Shares - 1.54% (a)				33,168
	(Cost $33,168)
	Total Investments — 103.1%				3,137,266
	(Cost $3,091,423) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (3.0%)
CALL OPTIONS WRITTEN — (2.6%)

(98)	SPDR® S&P 500® ETF Trust	$(3,080,238)	$327.30	08/21/20	(81,494)
	(Premiums received $64,546)

PUT OPTIONS WRITTEN — (0.4%)

(98)	SPDR® S&P 500® ETF Trust	(3,080,238)	214.97	08/21/20	(11,530)
	(Premiums received $16,136)
	Total Written Options				(93,024)
	(Premiums received $80,682)
	Net Other Assets and Liabilities — (0.1)%				(1,688)
	Net Assets — 100.0%				$3,042,554

(a)	Rate shown reflects yield as of November 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $72,302 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,801. The net unrealized appreciation was $33,501. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$3,007,534	$—	$3,007,534	$—
Put Options Purchased	96,564	—	96,564	—
Money Market Funds	33,168	33,168	—	—
Total Investments	$3,137,266	$33,168	$3,104,098	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(81,494)	$—	$(81,494)	$—
Put Options Written	(11,530)	—	(11,530)	—
Total	$(93,024)	$—	$(93,024)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
November 30, 2019 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.1%
CALL OPTIONS PURCHASED — 97.1%

196	SPDR® S&P 500® ETF Trust	$6,160,476	$3.12	11/20/20	$5,985,671
	(Cost $5,919,071)

PUT OPTIONS PURCHASED — 6.0%

196	SPDR® S&P 500® ETF Trust	6,160,476	311.79	11/20/20	369,722
	(Cost $397,359)
	Total Purchased Options				6,355,393
	(Cost $6,316,430)

Shares	Description				Value

MONEY MARKET FUNDS — 1.2%
72,499	Dreyfus Government Cash Management Fund, Institutional Shares - 1.54% (a)				72,499
	(Cost $72,499)
	Total Investments — 104.3%				6,427,892
	(Cost $6,388,929) (b)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (4.3)%
CALL OPTIONS WRITTEN — (1.0%)

(196)	SPDR® S&P 500® ETF Trust	$(6,160,476)	$350.33	11/20/20	(63,241)
	(Premiums received $64,121)

PUT OPTIONS WRITTEN — (3.3%)

(196)	SPDR® S&P 500® ETF Trust	(6,160,476)	280.61	11/20/20	(201,436)
	(Premiums received $218,958)
	Total Written Options				(264,677)
	(Premiums received $283,079)
	Net Other Assets and Liabilities — (0.0)%				(1,567)
	Net Assets — 100.0%				$6,161,648

(a)	Rate shown reflects yield as of November 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,002 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,637. The net unrealized appreciation was $57,365. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$5,985,671	$—	$5,985,671	$—
Put Options Purchased	369,722	—	369,722	—
Money Market Funds	72,499	72,499	—	—
Total Investments	$6,427,892	$72,499	$6,355,393	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Option Written	$(63,241)	$—	$(63,241)	$—
Put Option Written	(201,436)	—	(201,436)	—
Total	$(264,677)	$—	$(264,677)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
November 30, 2019 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS— 101.9%
CALL OPTIONS PURCHASED — 97.4%

98	SPDR® S&P 500® ETF Trust	$3,080,238	$3.13	11/20/20	$2,992,739
	(Cost $2,971,492)

PUT OPTIONS PURCHASED — 4.5%

98	SPDR® S&P 500® ETF Trust	3,080,238	296.20	11/20/20	137,184
	(Cost $145,368)
	Total Purchased Options				3,129,923
	(Cost $3,116,860)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%

33,670	Dreyfus Government Cash Management Fund, Institutional Shares - 1.54% (a)				33,670
	(Cost $33,670)
	Total Investments — 103.0%				3,163,593
	(Cost $3,150,530) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (3.0%)
CALL OPTIONS WRITTEN — (2.3%)

(98)	SPDR® S&P 500® ETF Trust	$(3,080,238)	$337.11	11/20/20	(69,289)
	(Premiums received $69,839)

PUT OPTIONS WRITTEN — (0.7%)

(98)	SPDR® S&P 500® ETF Trust	(3,080,238)	218.25	11/20/20	(22,133)
	(Premiums received $24,270)
	Total Written Options				(91,422)
	(Premiums received $94,109)
	Net Other Assets and Liabilities — (0.0)%				(925)
	Net Assets — 100.0%				$3,071,246

(a)	Rate shown reflects yield as of November 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,934 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,184. The net unrealized appreciation was $15,750. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
November 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$2,992,739	$—	$2,992,739	$—
Put Options Purchased	137,184	—	137,184	—
Money Market Funds	33,670	33,670	—	—
Total Investments	$3,163,593	$33,670	$3,129,923	$—

LIABILITIES TABLE

	Total Value at 11/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(69,289)	$—	$(69,289)	$—
Put Options Written	(22,133)	—	(22,133)	—
Total	$(91,422)	$—	$(91,422)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.